UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1.  Report to Shareholders.

The Select Sector SPDR Trust
Annual Report

September 30, 2018

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Consumer Discretionary Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer discretionary products.
The Consumer Staples Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products.
The Energy Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products.
The Financial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products.
The Health Care Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are health care related firms.
The Industrial Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials.
The Materials Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries.
The Real Estate Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the investment in and/or management and development of real estate.
The Technology Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products.
The Utilities Select Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry.
The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
See accompanying notes to financial statements.

The Communication Services Select Sector SPDR Fund
Performance Summary & Portfolio Statistics (Unaudited)
The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Facebook, Inc. Class A	355,669,419	17.5%
Alphabet, Inc. Class C	237,779,802	11.7
Alphabet, Inc. Class A	233,450,479	11.5
Walt Disney Co.	96,537,595	4.8
Electronic Arts, Inc.	94,745,504	4.7
TOTAL	1,018,182,799	50.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Discretionary Select Sector Index. The Fund’s benchmark is the Consumer Discretionary Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 31.63%, and the Index was 31.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund enjoyed positive performance for each quarter in the reporting period. Positive Fund performance was largely driven by strong returns from Amazon, the Fund’s largest weighted company. Amazon continues to win the battle with retailers in many categories such as electronics, office products and toys. More recently, the online giant has successfully taken over sales via third-party sellers (including grocery, apparel, pharmaceuticals and beauty) as well. The benefits of increased spending extended through the holiday season and the remainder of the Reporting Period as consumers continue to enjoy the convenience of online shopping and low cost shipping. Unfortunately, many retailers felt the brunt of the negative impact from Amazon’s success as consumers chose to avoid physically going to stores to shop which impacts overall sales. Fund performance during the Reporting Period was also helped by the increasing demand for video streaming services offered by both Amazon and its very popular rival Netflix. Even quarterly interest rate hike throughout the Reporting Period had minimal impact allowing the Fund to end the Reporting Period in double digit positive territory.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Netflix, Inc., and Home Depot, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Ford Motor Company, Charter Communications, Inc. Class A, and Newell Brands Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Consumer Discretionary Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Consumer Discretionary Select Sector Index	S&P 500 Index
ONE YEAR	31.63%	31.69%	31.86%	17.91%	31.63%	31.69%	31.86%	17.91%
FIVE YEARS	107.72%	107.62%	109.43%	92.10%	15.74%	15.73%	15.93%	13.95%
TEN YEARS	386.56%	382.77%	395.40%	209.62%	17.14%	17.05%	17.35%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Amazon.com, Inc.	3,766,096,684	23.2%
Home Depot, Inc.	1,724,333,794	10.6
McDonald's Corp.	944,230,597	5.8
NIKE, Inc. Class B	789,260,924	4.9
Booking Holdings, Inc.	685,160,512	4.2
TOTAL	7,909,082,511	48.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Staples Select Sector Index. The Fund’s benchmark is the Consumer Staples Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.70%, and the Index was 2.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses contributed to the difference between the Fund’s performance and that of the Index.
Rising interest rates, inflationary pressures, and rapidly declining margins were all factors that contributed to the lagging Fund performance during the Reporting Period relative to the overall market. For example, Procter & Gamble, the largest stock in the fund, saw paltry sales growth in many of their flagship household brands. Prices on Gillette razors had to be slashed as subscription services like Harry’s and Dollar Shave Club ate into their market share. Competition from online and discount retailers continued to put pressure on the traditional brand name companies. Tobacco stocks also struggled mightily for most of the Reporting Period. There continues to be a global shift away from cigarettes due to health concerns and the transition to e-cigarettes could not offset this decline in demand for the leading companies. Furthermore, the dependence on this shift to these new types of tobacco products sparked concerns that a smaller competitor could take market share from the industry heavyweights. Even during the overall sector’s two strongest quarters of the Reporting Period, the 3 months ended December 31, 2017 and the 3 months ended September 30, 2018, the performance still trailed that of the broader market. As the S&P 500 gained nearly 18% during the entire Reporting Period, investors remained attracted to cyclical sectors in order to better participate in that rise while avoiding defensive sectors to the detriment of Consumer Staples.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Costco Wholesale Corporation, Walmart Inc., and Coca-Cola Company. The top negative contributors to the Fund’s performance during the Reporting Period were CVS Health Corporation, Kraft Heinz Company, and Philip Morris International Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Consumer Staples Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Consumer Staples Select Sector Index	S&P 500 Index
ONE YEAR	2.70%	2.72%	2.80%	17.91%	2.70%	2.72%	2.80%	17.91%
FIVE YEARS	54.43%	54.40%	55.63%	92.10%	9.08%	9.08%	9.25%	13.95%
TEN YEARS	158.29%	157.19%	162.92%	209.62%	9.95%	9.91%	10.15%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Procter & Gamble Co.	1,158,375,082	12.5%
Coca-Cola Co.	988,543,183	10.7
PepsiCo, Inc.	884,111,493	9.5
Walmart, Inc.	753,538,254	8.1
Philip Morris International, Inc.	708,728,802	7.6
TOTAL	4,493,296,814	48.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Energy Select Sector Index. The Fund’s benchmark is the Energy Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.64%, and the Index was 13.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and expenses contributed to the difference between the Fund’s performance and that of the Index.
It was a volatile ride during the Reporting Period for the energy sector. Stronger than expected economic growth and cuts in production led to higher oil prices during the outset as stocks in this space saw healthy gains of over 6% during the first quarter of the fiscal year. However, mounting calls for tariffs and protectionism from President Trump resulted in a giveback of nearly all of those gains in the first calendar quarter of 2018 as investors were weary that potential trade wars would bring growth to a halt and dampen the prospects for the sector. But as crude prices resumed their steady upward climb, so too did the returns for the sector. Economic growth continued to beat expectations led by US GDP advancing 4.2% for the quarter ending June 30, 2018, its highest rise in over four years. That coupled with falling inventories and concerns that growing demand for oil would outstrip supplies helped the sector return nearly 13.5% during this 3 month period. Tensions in Yemen and other parts of the Middle East along with the termination by the President of the nuclear deal with Iran also led to future supply concerns.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ConocoPhillips, Exxon Mobil Corporation, and Chevron Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Halliburton Company, EQT Corporation, and Schlumberger NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Energy Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Energy Select Sector Index	S&P 500 Index
ONE YEAR	13.64%	13.63%	13.88%	17.91%	13.64%	13.63%	13.88%	17.91%
FIVE YEARS	4.41%	4.38%	5.03%	92.10%	0.87%	0.86%	0.99%	13.95%
TEN YEARS	48.32%	48.26%	50.52%	209.62%	4.02%	4.02%	4.17%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Exxon Mobil Corp.	4,235,199,628	23.0%
Chevron Corp.	2,988,509,138	16.2
ConocoPhillips	1,147,232,243	6.2
EOG Resources, Inc.	875,032,481	4.8
Occidental Petroleum Corp.	835,379,251	4.5
TOTAL	10,081,352,741	54.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Financial Select Sector Index. The Fund’s benchmark is the Financial Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 8.58%, and the Index was 8.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Financial sector ended the fiscal year in positive territory yet again. Rising interest rates continued to be a boon for the sector and a favorable regulatory environment was another supporting catalyst. However, financial stocks underperformed the broad US equity market, as measured by the S&P 500 Index, by over 9% over the Reporting Period. A flattening yield curve served to diminish profits amongst many constituents in the Index as they try to profit on that spread. Short-term rates impact the borrowing costs a bank incurs while long term rates limit what they are able to charge on loans.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were JPMorgan Chase & Co., Berkshire Hathaway Inc. Class B, and Bank of America Corp. The top negative contributors to the Fund’s performance during the Reporting Period were State Street Corporation, Invesco Ltd., and American International Group, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Financial Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Financial Select Sector Index	S&P 500 Index
ONE YEAR	8.58%	8.58%	8.73%	17.91%	8.58%	8.58%	8.73%	17.91%
FIVE YEARS	86.87%	86.81%	87.97%	92.10%	13.32%	13.31%	13.45%	13.95%
TEN YEARS	102.99%	103.97%	104.93%	209.62%	7.34%	7.39%	7.44%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Berkshire Hathaway, Inc. Class B	3,954,604,634	12.8%
JPMorgan Chase & Co.	3,593,176,532	11.6
Bank of America Corp.	2,592,780,433	8.3
Wells Fargo & Co.	2,158,517,524	7.0
Citigroup, Inc.	1,710,550,410	5.5
TOTAL	14,009,629,533	45.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Health Care Select Sector Index. The Fund’s benchmark is the Health Care Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 18.10%, and the Index was 18.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
A number of factors have contributed to this Fund’s return over the Reporting Period. One of these has revolved around concerns regarding the government’s scrutiny and legislative initiatives on pharmaceutical pricing. Actual government policy for the Reporting Period was more benign than originally anticipated which helped the returns for many of the constituents of this Fund. Similarly, government actions regarding the Affordable Care Act had a more muted and varied impact as many companies had proactively positioned their business lines in anticipation of these changes. Another factor contributing to the Fund’s return was the continuing increased health care demands associated with the ongoing aging of the American population. This is anticipated to lead to strong growth in the medical products, pharmaceuticals and medical services markets. Finally, a heightened level of merger and acquisition both completed and anticipated contributed to this Fund’s return.
On an individual security level, the top positive contributors to the Fund’s performance were UnitedHealth Group Incorporated, Pfizer Inc., and Abbott Laboratories. The top negative contributors to the Fund’s performance were Nektar Therapeutics, Incyte Corporation, and Celgene Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Health Care Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Health Care Select Sector Index	S&P 500 Index
ONE YEAR	18.10%	18.12%	18.28%	17.91%	18.10%	18.12%	18.28%	17.91%
FIVE YEARS	102.74%	102.71%	104.27%	92.10%	15.18%	15.18%	15.36%	13.95%
TEN YEARS	272.13%	270.26%	278.53%	209.62%	14.04%	13.99%	14.24%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Johnson & Johnson	1,965,326,488	10.0%
Pfizer, Inc.	1,369,743,107	7.0
UnitedHealth Group, Inc.	1,357,624,467	6.9
Merck & Co., Inc.	1,000,309,333	5.1
AbbVie, Inc.	759,354,541	3.9
TOTAL	6,452,357,936	32.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Industrial Select Sector Index. The Fund’s benchmark is the Industrial Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 12.43%, and the Index was 12.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance of the Industrial sector lagged the performance of the broader market (S&P500 +17.9%) over the past twelve months. President Trump’s willingness to confront seemingly all US trade partners has played a role in the performance of parts of the Industrials sector. The threat of tariff action and a stronger U.S. dollar have hurt manufacturers and those with meaningful revenues coming from foreign sources. With geopolitical tensions still present, but subsiding somewhat after the June 2018 summit between the US and North Korea, Aerospace and Defense companies have performed well over the Reporting Period. Airline stocks were mixed over the last year as rising energy prices offset continued passenger traffic increases. Road and railroad traffic continued to increase which helped Rail and Logistics companies perform strongly. Industrial conglomerates did not perform as well as other areas within the Industrials sector, though the group was largely dragged down by the performance of General Electric (GE). GE has continued to languish as cash flows and margins have been unfavorable, and efforts to cut costs have not brought the needed relief.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Boeing Company, Union Pacific Corporation and Honeywell International Inc. The top negative contributors to the Fund’s performance during the Reporting Period were General Electric Company, Nielsen Holdings Plc, and Cummins Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Industrial Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Industrial Select Sector Index	S&P 500 Index
ONE YEAR	12.43%	12.45%	12.62%	17.91%	12.43%	12.45%	12.62%	17.91%
FIVE YEARS	86.71%	86.68%	88.17%	92.10%	13.30%	13.30%	13.48%	13.95%
TEN YEARS	216.72%	215.85%	222.30%	209.62%	12.22%	12.19%	12.42%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Boeing Co.	1,073,376,664	8.3%
3M Co.	667,714,494	5.2
Honeywell International, Inc.	667,524,915	5.1
Union Pacific Corp.	650,459,769	5.0
United Technologies Corp.	568,019,089	4.4
TOTAL	3,627,094,931	28.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Materials Select Sector Index. The Fund’s benchmark is the Materials Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.84%, and the Index was 3.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, trading costs, corporate actions, and slight variations between the Fund’s holdings and Index constituents contributed to the difference between the Fund’s performance and that of the Index.
For the Reporting Period, the Index’s return was below that of the broader S&P 500® Index, which returned 17.91%. Due to its sensitivity to changes in supply and demand of raw materials, the Materials sector was helped by consumer demand. Within the Materials sector, the Chemicals industry was the strongest performing industry. The Construction Materials industry was the weakest performing industry in the sector.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sherwin-Williams Company, Ecolab Inc., and Praxair, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Albemarle Corporation, Newmont Mining Corporation, and DowDuPont Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Materials Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Materials Select Sector Index	S&P 500 Index
ONE YEAR	3.84%	3.87%	3.94%	17.91%	3.84%	3.87%	3.94%	17.91%
FIVE YEARS	52.29%	52.25%	53.10%	92.10%	8.78%	8.77%	8.89%	13.95%
TEN YEARS	119.88%	119.93%	123.16%	209.62%	8.20%	8.20%	8.36%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
DowDuPont, Inc.	996,780,627	21.9%
Praxair, Inc.	363,789,853	8.0
Ecolab, Inc.	313,697,182	6.9
Sherwin-Williams Co.	294,392,045	6.5
Air Products & Chemicals, Inc.	206,044,147	4.5
TOTAL	2,174,703,854	47.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Real Estate Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Real Estate Select Sector Index. The Fund’s benchmark is the Real Estate Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 4.87%, and the Index was 4.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Listed real estate stocks underperformed the broad US equity market, as measured by the S&P 500 Index, by over 12% over the Reporting Period. Rising interest rates continued to be a headwind for the real estate sector as the 10-year US Treasury yield ended the Reporting Period at 3.05%, up almost 0.75% from a year ago. February was the worst performing month; the Fund lost almost 7% of its value that month. However, real estate investment trust (REIT) prices bounced back after the pace of interest rate increases appeared to slow and some investors became more defensive amid geopolitical uncertainty and as inflation crept higher. Despite pressure on retail REITs due to the impact of e-commerce on brick-and-mortar locations, Simon Property Group, Inc. (SPG), was one of the top contributors to the Fund. Store closures and bankruptcies have had less of an impact on SPG, which tends to own higher quality real estate and has a solid balance sheet compared to its competitors. Healthcare REITs such as Welltower, Inc., and Ventas, Inc. were among the worst performers. Healthcare REITs tend to be more sensitive to interest rate changes because of the reliance on long term net leases.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Simon Property Group, Inc., Crown Castle International Corp, and American Tower Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Kimco Realty Corp, Welltower, Inc., and Ventas, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Real Estate Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Real Estate Select Sector Index	S&P 500 Index
ONE YEAR	4.87%	4.89%	4.95%	17.91%	4.87%	4.89%	4.95%	17.91%
SINCE INCEPTION(1)	21.40%	21.42%	21.88%	61.43%	6.71%	6.71%	6.86%	17.31%

(1)	For the period October 7, 2015 to September 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
* Inception date.
The total expense ratio for The Real Estate Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Real Estate Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
American Tower Corp. REIT	267,392,248	9.8%
Simon Property Group, Inc. REIT	228,152,965	8.4
Crown Castle International Corp. REIT	192,806,304	7.1
Prologis, Inc. REIT	178,163,983	6.5
Equinix, Inc. REIT	143,684,849	5.3
TOTAL	1,010,200,349	37.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Technology Select Sector Index. The Fund’s benchmark is the Technology Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 29.14%, and the Index was 29.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses of the Fund, the effects of cash holdings on the Fund’s performance and the cumulative effect of small weight differences between the securities in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.
Global reliance on technology products and services, strong macroeconomic data and corporate earnings were primary drivers of Fund’s performance during the Reporting Period. The Fund had positive performance for each quarter of the Reporting Period. Performance for the Reporting Period was driven by increasing reliance on, and demand for, technology-based products and solutions throughout the globe. These products and solutions include advances in cloud-based computing, big data, wearable technology, artificial intelligence, the Internet of Things, machine learning and virtual reality. Additionally, the continued evolution of payment processing from analog to digital forms (NFC chips, sensors, payment apps) in e-commerce helped drive performance of the fund during the Reporting Period. Performance was also aided by the passage of tax reform in the US, increased M&A activity and positive trade talks between the US and European nations and NAFTA despite heightened scrutiny on technology companies over data security, increasingly hawkish comments from the Fed, higher market volatility, a trade war between the US and China, profit-taking and ongoing geopolitical concerns in North Korea, Russia, Syria, Turkey and Iran.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and Visa Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Western Digital Corporation, Applied Materials, Inc., and AT&T Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Technology Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Technology Select Sector Index	S&P 500 Index
ONE YEAR	29.14%	29.21%	29.39%	17.91%	29.14%	29.21%	29.39%	17.91%
FIVE YEARS	156.01%	155.98%	158.44%	92.10%	20.68%	20.68%	20.91%	13.95%
TEN YEARS	348.77%	350.77%	357.98%	209.62%	16.20%	16.25%	16.44%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
Apple, Inc.	4,604,682,896	20.1%
Microsoft Corp.	3,898,819,660	17.0
Visa, Inc. Class A	1,185,443,690	5.2
Cisco Systems, Inc.	988,673,084	4.3
Intel Corp.	969,370,329	4.2
TOTAL	11,646,989,659	50.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
Management's Discussion of Fund Performance (Unaudited)
The Utilities Select Sector SPDR Fund (the “Fund”) provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Utilities Select Sector Index. The Fund’s benchmark is the Utilities Select Sector Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.89%, and the Index was 2.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
During the Reporting Period, the utilities sector has been negatively impacted by both the four increases in the Federal Funds rate and the expectations of more rate increases in the future. These rate increases hurt the Utilities sector by making their normally relative high dividend yield marginally less attractive and increasing the borrowing costs for the fund’s constituents. Due to the capital intensive nature of utilities, many of these stocks tend to be more greatly impacted by rising interest rates due to their relatively high debt ratios. Conversely, many of this sector’s constituent’s returns have been modestly helped by increased electricity demand caused by a very hot summer in significant portions of the United States. Similarly, this sector’s return has also been helped during the Reporting Period by increased demand for energy associated with improvements in the residential and commercial real estate marketplace.
On an individual security level, the top positive contributors to the Fund’s performance were NextEra Energy, Inc., Exelon Corporation, and Public Services Energy Group. The top negative contributors to the Fund’s performance were Dominion Energy, PPL Corporation, and PG&E Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Utilities Select Sector Index	S&P 500 Index	Net Value Asset	Market Value	Utilities Select Sector Index	S&P 500 Index
ONE YEAR	2.89%	2.89%	2.93%	17.91%	2.89%	2.89%	2.93%	17.91%
FIVE YEARS	67.68%	67.61%	69.11%	92.10%	10.89%	10.88%	11.08%	13.95%
TEN YEARS	132.66%	132.75%	137.23%	209.62%	8.81%	8.81%	9.02%	11.97%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.13%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of September 30, 2018

Description	Market Value	% of Net Assets
NextEra Energy, Inc.	865,585,955	11.3%
Duke Energy Corp.	624,244,982	8.2
Dominion Energy, Inc.	503,177,742	6.6
Southern Co.	484,224,129	6.3
Exelon Corp.	461,835,960	6.0
TOTAL	2,939,068,768	38.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018*
* The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.3%
AT&T, Inc.	2,684,817	$ 90,156,155
CenturyLink, Inc.	2,451,595	51,973,814
Verizon Communications, Inc.	1,653,691	88,290,562
		230,420,531
ENTERTAINMENT — 26.6%
Activision Blizzard, Inc.	1,110,204	92,357,871
Electronic Arts, Inc. (a)	786,335	94,745,504
Netflix, Inc. (a)	247,490	92,593,434
Take-Two Interactive Software, Inc. (a)	293,843	40,547,396
Twenty-First Century Fox, Inc. Class A	1,380,556	63,961,159
Twenty-First Century Fox, Inc. Class B	637,869	29,227,158
Viacom, Inc. Class B	911,782	30,781,760
Walt Disney Co.	825,531	96,537,595
		540,751,877
INTERACTIVE MEDIA & SERVICES — 43.9%
Alphabet, Inc. Class A (a)	193,401	233,450,479
Alphabet, Inc. Class C (a)	199,234	237,779,802
Facebook, Inc. Class A (a)	2,162,650	355,669,419
TripAdvisor, Inc. (a)	263,939	13,479,365
Twitter, Inc. (a)	1,856,974	52,849,480
		893,228,545
MEDIA — 18.2%
CBS Corp. Class B	873,094	50,159,250
Charter Communications, Inc. Class A (a)	283,319	92,327,996
Security Description	Shares	Value
Comcast Corp. Class A	2,440,744	$ 86,426,745
Discovery, Inc. Class A (a)	402,924	12,893,568
Discovery, Inc. Class C (a)	927,617	27,438,911
DISH Network Corp. Class A (a)	590,705	21,123,611
Interpublic Group of Cos., Inc.	989,935	22,639,813
News Corp. Class A	988,971	13,044,527
News Corp. Class B	319,087	4,339,583
Omnicom Group, Inc.	578,831	39,372,085
		369,766,089
TOTAL COMMON STOCKS (Cost $2,027,003,637)		2,034,167,042
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $715,482)	715,482	715,482
TOTAL INVESTMENTS — 100.0% (Cost $2,027,719,119)		2,034,882,524
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		128,580
NET ASSETS — 100.0%		$ 2,035,011,104

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Diversified Telecommunication Services	$ 230,420,531	$—	$—	$ 230,420,531
Entertainment	540,751,877	—	—	540,751,877
Interactive Media & Services	893,228,545	—	—	893,228,545
Media	369,766,089	—	—	369,766,089
Short-Term Investment	715,482	—	—	715,482
TOTAL INVESTMENTS	$2,034,882,524	$—	$—	$2,034,882,524
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 6/19/18*	Value at 6/19/18*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$4,144,683	$3,429,201	$—	$—	715,482	$715,482	$3,364	$—

*	Commencement of operations.
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.7%
Aptiv PLC	1,926,031	$ 161,594,001
BorgWarner, Inc.	1,520,183	65,033,428
Goodyear Tire & Rubber Co.	1,725,038	40,348,639
		266,976,068
AUTOMOBILES — 4.0%
Ford Motor Co.	28,482,333	263,461,580
General Motors Co.	9,546,252	321,422,305
Harley-Davidson, Inc.	1,212,233	54,914,155
		639,798,040
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,068,069	106,166,059
LKQ Corp. (a)	2,315,053	73,317,728
		179,483,787
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc.	1,495,729	38,515,022
HOTELS, RESTAURANTS & LEISURE — 18.3%
Carnival Corp.	2,933,923	187,096,270
Chipotle Mexican Grill, Inc. (a)	178,066	80,934,558
Darden Restaurants, Inc.	902,629	100,363,319
Hilton Worldwide Holdings, Inc.	2,169,436	175,247,040
Marriott International, Inc. Class A	2,095,311	276,643,911
McDonald's Corp.	5,644,274	944,230,597
MGM Resorts International	3,717,767	103,762,877
Norwegian Cruise Line Holdings, Ltd. (a)	1,482,914	85,163,751
Royal Caribbean Cruises, Ltd.	1,246,713	161,997,887
Starbucks Corp.	9,815,234	557,897,901
Wynn Resorts, Ltd.	711,397	90,390,103
Yum! Brands, Inc.	2,308,856	209,898,099
		2,973,626,313
HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	2,497,344	105,337,970
Garmin, Ltd.	879,434	61,604,352
Leggett & Platt, Inc.	947,339	41,483,975
Lennar Corp. Class A	2,123,153	99,130,013
Mohawk Industries, Inc. (a)	461,562	80,934,897
Newell Brands, Inc.	3,163,808	64,225,302
PulteGroup, Inc.	1,901,730	47,105,852
Whirlpool Corp.	469,868	55,796,825
		555,619,186
INTERNET & DIRECT MARKETING RETAIL — 29.5%
Amazon.com, Inc. (a)	1,880,228	3,766,096,684
Booking Holdings, Inc. (a)	345,343	685,160,512
eBay, Inc. (a)	6,767,468	223,461,793
Expedia Group, Inc.	864,908	112,853,196
		4,787,572,185
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	849,930	89,344,641
Security Description	Shares	Value
Mattel, Inc. (a) (b)	2,504,744	$ 39,324,481
		128,669,122
MULTILINE RETAIL — 5.6%
Dollar General Corp.	1,931,877	211,154,156
Dollar Tree, Inc. (a)	1,730,783	141,145,354
Kohl's Corp.	1,213,373	90,456,957
Macy's, Inc.	2,234,183	77,593,175
Nordstrom, Inc. (b)	834,264	49,897,330
Target Corp.	3,829,390	337,790,492
		908,037,464
SPECIALTY RETAIL — 26.5%
Advance Auto Parts, Inc.	539,194	90,762,526
AutoZone, Inc. (a)	192,299	149,166,334
Best Buy Co., Inc.	1,768,454	140,344,509
CarMax, Inc. (a)	1,285,052	95,954,833
Foot Locker, Inc.	850,901	43,378,933
Gap, Inc.	1,579,257	45,561,564
Home Depot, Inc.	8,324,083	1,724,333,794
L Brands, Inc.	1,661,603	50,346,571
Lowe's Cos., Inc.	5,900,345	677,477,613
O'Reilly Automotive, Inc. (a)	586,109	203,567,378
Ross Stores, Inc.	2,739,450	271,479,495
Tiffany & Co.	792,648	102,227,813
TJX Cos., Inc.	4,562,180	511,055,404
Tractor Supply Co.	886,538	80,568,573
Ulta Salon Cosmetics & Fragrance, Inc. (a)	413,240	116,583,269
		4,302,808,609
TEXTILES, APPAREL & LUXURY GOODS — 8.8%
Hanesbrands, Inc. (b)	2,623,765	48,355,989
Michael Kors Holdings, Ltd. (a)	1,086,802	74,511,145
NIKE, Inc. Class B	9,316,111	789,260,924
PVH Corp.	558,361	80,627,328
Ralph Lauren Corp.	402,080	55,306,104
Tapestry, Inc.	2,095,595	105,345,561
Under Armour, Inc. Class A (a) (b)	1,354,220	28,736,548
Under Armour, Inc. Class C (a)	1,388,382	27,017,914
VF Corp.	2,365,186	221,026,632
		1,430,188,145
TOTAL COMMON STOCKS (Cost $14,830,041,567)		16,211,293,941
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	1,316,113	1,316,113

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	41,766,139	$ 41,766,139
TOTAL SHORT-TERM INVESTMENTS (Cost $43,082,252)		43,082,252
TOTAL INVESTMENTS — 100.2% (Cost $14,873,123,819)		16,254,376,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(35,433,892)
NET ASSETS — 100.0%		$ 16,218,942,301

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$ 266,976,068	$—	$—	$ 266,976,068
Automobiles	639,798,040	—	—	639,798,040
Distributors	179,483,787	—	—	179,483,787
Diversified Consumer Services	38,515,022	—	—	38,515,022
Hotels, Restaurants & Leisure	2,973,626,313	—	—	2,973,626,313
Household Durables	555,619,186	—	—	555,619,186
Internet & Direct Marketing Retail	4,787,572,185	—	—	4,787,572,185
Leisure Equipment & Products	128,669,122	—	—	128,669,122
Multiline Retail	908,037,464	—	—	908,037,464
Specialty Retail	4,302,808,609	—	—	4,302,808,609
Textiles, Apparel & Luxury Goods	1,430,188,145	—	—	1,430,188,145
Short-Term Investments	43,082,252	—	—	43,082,252
TOTAL INVESTMENTS	$16,254,376,193	$—	$—	$16,254,376,193
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,785,167	$20,785,167	$462,644,641	$482,113,695	$—	$—	1,316,113	$ 1,316,113	$349,099	$—
State Street Navigator Securities Lending Government Money Market Portfolio	24,093,725	24,093,725	481,791,940	464,119,526	—	—	41,766,139	41,766,139	314,906	—
Total		$44,878,892	$944,436,581	$946,233,221	$—	$—		$43,082,252	$664,005	$—
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 25.6%
Brown-Forman Corp. Class B	1,046,009	$ 52,875,755
Coca-Cola Co.	21,401,671	988,543,183
Constellation Brands, Inc. Class A	1,041,934	224,661,809
Molson Coors Brewing Co. Class B	1,161,819	71,451,869
Monster Beverage Corp. (a)	2,469,221	143,906,200
PepsiCo, Inc.	7,907,974	884,111,493
		2,365,550,309
FOOD & STAPLES RETAILING — 20.7%
Costco Wholesale Corp.	1,779,744	418,026,270
Kroger Co.	4,965,001	144,531,179
Sysco Corp.	2,968,131	217,415,596
Walmart, Inc.	8,024,047	753,538,254
Walgreens Boots Alliance, Inc.	5,235,810	381,690,549
		1,915,201,848
FOOD PRODUCTS — 17.4%
Archer-Daniels-Midland Co.	3,474,240	174,650,045
Campbell Soup Co. (b)	1,194,237	43,744,901
Conagra Brands, Inc.	2,430,936	82,578,896
General Mills, Inc.	3,699,081	158,764,557
Hershey Co.	867,563	88,491,426
Hormel Foods Corp. (b)	1,687,554	66,489,628
J.M. Smucker Co.	705,971	72,439,684
Kellogg Co.	1,570,762	109,984,755
Kraft Heinz Co.	3,859,610	212,703,107
McCormick & Co., Inc.	752,760	99,176,130
Mondelez International, Inc. Class A	9,102,821	391,057,190
Tyson Foods, Inc. Class A	1,836,697	109,338,572
		1,609,418,891
HOUSEHOLD PRODUCTS — 21.3%
Church & Dwight Co., Inc.	1,523,190	90,431,790
Clorox Co.	790,828	118,948,440
Colgate-Palmolive Co.	5,386,051	360,596,114
Kimberly-Clark Corp.	2,157,927	245,226,824
Security Description	Shares	Value
Procter & Gamble Co.	13,917,759	$ 1,158,375,082
		1,973,578,250
PERSONAL PRODUCTS — 2.6%
Coty, Inc. Class A (b)	2,796,001	35,117,773
Estee Lauder Cos., Inc. Class A	1,391,307	202,184,733
		237,302,506
TOBACCO — 12.0%
Altria Group, Inc.	6,748,920	407,027,365
Philip Morris International, Inc.	8,691,793	708,728,802
		1,115,756,167
TOTAL COMMON STOCKS (Cost $10,009,245,042)		9,216,807,971
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $5,021,303)	5,021,303	5,021,303
TOTAL INVESTMENTS — 99.6% (Cost $10,014,266,345)		9,221,829,274
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		34,886,597
NET ASSETS — 100.0%		$ 9,256,715,871

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,365,550,309	$—	$—	$2,365,550,309
Food & Staples Retailing	1,915,201,848	—	—	1,915,201,848
Food Products	1,609,418,891	—	—	1,609,418,891
Household Products	1,973,578,250	—	—	1,973,578,250
Personal Products	237,302,506	—	—	237,302,506
Tobacco	1,115,756,167	—	—	1,115,756,167
Short-Term Investment	5,021,303	—	—	5,021,303
TOTAL INVESTMENTS	$9,221,829,274	$—	$—	$9,221,829,274
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,474	$3,856,474	$430,980,159	$429,815,330	$—	$—	5,021,303	$5,021,303	$240,047	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	152,859,416	152,859,416	—	—	—	—	14,319	—
Total		$3,856,474	$583,839,575	$582,674,746	$—	$—		$5,021,303	$254,366	$—
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 100.1%
ENERGY EQUIPMENT & SERVICES — 10.6%
Baker Hughes a GE Co.	5,535,937	$ 187,280,749
Halliburton Co.	11,697,607	474,104,012
Helmerich & Payne, Inc.	1,448,296	99,599,316
National Oilwell Varco, Inc.	5,086,661	219,133,356
Schlumberger, Ltd.	13,198,709	804,065,352
TechnipFMC PLC	5,696,674	178,021,062
		1,962,203,847
OIL, GAS & CONSUMABLE FUELS — 89.5%
Anadarko Petroleum Corp.	6,807,650	458,903,686
Andeavor	1,826,347	280,344,264
Apache Corp. (a)	5,084,873	242,395,896
Cabot Oil & Gas Corp.	5,854,025	131,832,643
Chevron Corp.	24,439,885	2,988,509,138
Cimarex Energy Co.	1,267,691	117,819,202
Concho Resources, Inc. (b)	2,662,358	406,675,184
ConocoPhillips	14,822,122	1,147,232,243
Devon Energy Corp.	6,764,177	270,161,229
EOG Resources, Inc.	6,859,234	875,032,481
EQT Corp.	3,509,718	155,234,827
Exxon Mobil Corp.	49,814,157	4,235,199,628
Hess Corp. (a)	3,346,688	239,555,927
HollyFrontier Corp.	2,150,642	150,329,876
Kinder Morgan, Inc.	25,230,908	447,343,999
Marathon Oil Corp.	11,355,276	264,350,825
Marathon Petroleum Corp.	6,011,848	480,767,485
Newfield Exploration Co. (b)	2,657,006	76,601,483
Noble Energy, Inc.	6,422,780	200,326,508
Occidental Petroleum Corp.	10,166,475	835,379,251
Security Description	Shares	Value
ONEOK, Inc.	5,467,316	$ 370,629,352
Phillips 66	5,678,300	640,057,976
Pioneer Natural Resources Co.	2,265,342	394,599,923
Valero Energy Corp.	5,681,997	646,327,159
Williams Cos., Inc.	16,077,788	437,155,056
		16,492,765,241
TOTAL COMMON STOCKS (Cost $19,698,556,343)		18,454,969,088
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $6,022,279)	6,022,279	6,022,279
TOTAL INVESTMENTS — 100.1% (Cost $19,704,578,622)		18,460,991,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(25,832,739)
NET ASSETS — 100.0%		$ 18,435,158,628

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$ 1,962,203,847	$—	$—	$ 1,962,203,847
Oil, Gas & Consumable Fuels	16,492,765,241	—	—	16,492,765,241
Short-Term Investment	6,022,279	—	—	6,022,279
TOTAL INVESTMENTS	$18,460,991,367	$—	$—	$18,460,991,367
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,263,378	$11,263,378	$574,343,261	$579,584,360	$—	$—	6,022,279	$6,022,279	$442,856	$—
State Street Navigator Securities Lending Government Money Market Portfolio	42,538,543	42,538,543	329,946,899	372,485,442	—	—	—	—	327,675	—
Total		$53,801,921	$904,290,160	$952,069,802	$—	$—		$6,022,279	$770,531	$—
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 43.9%
Bank of America Corp.	88,010,198	$ 2,592,780,433
BB&T Corp.	7,337,647	356,169,385
Citigroup, Inc.	23,843,747	1,710,550,410
Citizens Financial Group, Inc.	4,509,247	173,921,657
Comerica, Inc.	1,624,020	146,486,604
Fifth Third Bancorp	6,313,233	176,265,465
Huntington Bancshares, Inc.	10,462,169	156,095,561
JPMorgan Chase & Co.	31,843,110	3,593,176,532
KeyCorp	9,967,754	198,258,627
M&T Bank Corp.	1,362,227	224,140,831
People's United Financial, Inc. (a)	3,305,125	56,583,740
PNC Financial Services Group, Inc.	4,398,995	599,099,129
Regions Financial Corp.	10,445,305	191,671,347
SunTrust Banks, Inc.	4,365,279	291,556,984
SVB Financial Group (b)	504,296	156,750,326
US Bancorp	14,508,516	766,194,730
Wells Fargo & Co.	41,067,685	2,158,517,524
Zions Bancorp (a)	1,841,892	92,370,884
		13,640,590,169
CAPITAL MARKETS — 20.5%
Affiliated Managers Group, Inc.	506,133	69,198,504
Ameriprise Financial, Inc.	1,344,075	198,466,114
Bank of New York Mellon Corp.	8,716,065	444,432,154
BlackRock, Inc.	1,164,203	548,723,800
Cboe Global Markets, Inc.	1,059,443	101,664,150
Charles Schwab Corp.	11,392,594	559,945,995
CME Group, Inc.	3,226,756	549,226,139
E*TRADE Financial Corp. (b)	2,460,432	128,902,032
Franklin Resources, Inc. (a)	2,896,312	88,076,848
Goldman Sachs Group, Inc.	3,326,779	745,996,923
Intercontinental Exchange, Inc.	5,432,979	406,875,797
Invesco, Ltd.	3,892,669	89,064,267
Moody's Corp.	1,581,888	264,491,674
Morgan Stanley	12,563,582	585,086,014
MSCI, Inc.	841,790	149,341,964
Nasdaq, Inc.	1,090,930	93,601,794
Northern Trust Corp.	2,115,524	216,058,466
Raymond James Financial, Inc.	1,244,139	114,522,995
S&P Global, Inc.	2,382,866	465,588,188
State Street Corp. (c)	3,594,808	301,173,014
T Rowe Price Group, Inc.	2,304,312	251,584,784
		6,372,021,616
CONSUMER FINANCE — 5.1%
American Express Co.	6,689,478	712,362,512
Capital One Financial Corp.	4,532,722	430,291,300
Discover Financial Services	3,246,653	248,206,622
Synchrony Financial	6,456,364	200,663,793
		1,591,524,227
DIVERSIFIED FINANCIAL SERVICES — 13.0%
Berkshire Hathaway, Inc. Class B (b)	18,469,967	3,954,604,634
Security Description	Shares	Value
Jefferies Financial Group, Inc.	2,747,653	$ 60,338,460
		4,014,943,094
INSURANCE — 17.3%
Aflac, Inc.	7,274,421	342,406,997
Allstate Corp.	3,280,349	323,770,446
American International Group, Inc.	8,417,783	448,162,767
Aon PLC	2,299,133	353,560,673
Arthur J Gallagher & Co.	1,730,118	128,789,984
Assurant, Inc.	500,192	53,995,726
Brighthouse Financial, Inc. (b)	1,135,030	50,213,727
Chubb, Ltd.	4,389,227	586,576,296
Cincinnati Financial Corp. (a)	1,433,135	110,079,099
Everest Re Group, Ltd.	387,151	88,452,389
Hartford Financial Services Group, Inc.	3,395,865	169,657,415
Lincoln National Corp.	2,053,116	138,913,829
Loews Corp.	2,634,608	132,336,360
Marsh & McLennan Cos., Inc.	4,784,400	395,765,568
MetLife, Inc.	9,425,742	440,370,666
Principal Financial Group, Inc.	2,508,877	146,995,103
Progressive Corp.	5,524,538	392,463,180
Prudential Financial, Inc.	3,950,784	400,293,435
Torchmark Corp.	982,236	85,150,039
Travelers Cos., Inc.	2,536,115	328,959,477
Unum Group	2,072,150	80,958,901
Willis Towers Watson PLC	1,239,028	174,628,606
		5,372,500,683
TOTAL COMMON STOCKS (Cost $30,612,885,623)		30,991,579,789
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $40,474,692)	40,474,692	40,474,692
TOTAL INVESTMENTS — 99.9% (Cost $30,653,360,315)		31,032,054,481
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		21,751,897
NET ASSETS — 100.0%		$ 31,053,806,378

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$13,640,590,169	$—	$—	$13,640,590,169
Capital Markets	6,372,021,616	—	—	6,372,021,616
Consumer Finance	1,591,524,227	—	—	1,591,524,227
Diversified Financial Services	4,014,943,094	—	—	4,014,943,094
Insurance	5,372,500,683	—	—	5,372,500,683
Short-Term Investment	40,474,692	—	—	40,474,692
TOTAL INVESTMENTS	$31,032,054,481	$—	$—	$31,032,054,481
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	3,247,550	$310,270,927	$ 256,906,072	$ 223,821,108	$38,503,806	$(80,686,683)	3,594,808	$301,173,014	$6,128,038	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,927,132	39,927,132	916,274,584	915,727,024	—	—	40,474,692	40,474,692	914,856	—
Total		$350,198,059	$1,173,180,656	$1,139,548,132	$38,503,806	$(80,686,683)		$341,647,706	$7,042,894	$—
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 17.2%
AbbVie, Inc.	8,028,701	$ 759,354,541
Alexion Pharmaceuticals, Inc. (a)	1,181,596	164,253,660
Amgen, Inc.	3,431,897	711,397,929
Biogen, Inc. (a)	1,068,072	377,360,518
Celgene Corp. (a)	3,729,264	333,731,836
Gilead Sciences, Inc.	6,873,229	530,682,011
Incyte Corp. (a)	936,617	64,701,502
Regeneron Pharmaceuticals, Inc. (a)	410,175	165,727,107
Vertex Pharmaceuticals, Inc. (a)	1,354,895	261,142,462
		3,368,351,566
HEALTH CARE EQUIPMENT & SUPPLIES — 21.7%
Abbott Laboratories	9,301,403	682,350,924
ABIOMED, Inc. (a)	237,964	107,024,309
Align Technology, Inc. (a)	387,524	151,607,139
Baxter International, Inc.	2,625,778	202,421,226
Becton Dickinson and Co.	1,418,630	370,262,430
Boston Scientific Corp. (a)	7,332,322	282,294,397
Cooper Cos., Inc.	261,295	72,417,909
Danaher Corp.	3,264,881	354,761,969
DENTSPLY SIRONA, Inc.	1,178,892	44,491,384
Edwards Lifesciences Corp. (a)	1,110,165	193,279,727
Hologic, Inc. (a)	1,442,783	59,125,247
IDEXX Laboratories, Inc. (a)	459,048	114,605,924
Intuitive Surgical, Inc. (a)	603,772	346,565,128
Medtronic PLC	7,160,497	704,378,090
ResMed, Inc.	759,225	87,569,012
Stryker Corp.	1,645,778	292,421,835
Varian Medical Systems, Inc. (a)	486,918	54,500,732
Zimmer Biomet Holdings, Inc.	1,079,138	141,874,273
		4,261,951,655
HEALTH CARE PROVIDERS & SERVICES — 22.6%
Aetna, Inc.	1,734,229	351,788,353
AmerisourceBergen Corp.	848,924	78,287,771
Anthem, Inc.	1,378,319	377,728,322
Cardinal Health, Inc.	1,637,468	88,423,272
Centene Corp. (a)	1,088,254	157,557,414
Cigna Corp.	1,290,338	268,712,888
CVS Health Corp.	5,397,815	424,915,997
DaVita, Inc. (a)	672,552	48,174,900
Envision Healthcare Corp. (a)	645,056	29,498,411
Express Scripts Holding Co. (a)	2,980,991	283,223,955
HCA Healthcare, Inc.	1,431,116	199,096,858
Henry Schein, Inc. (a)	811,845	69,031,180
Humana, Inc.	731,396	247,592,174
Laboratory Corp. of America Holdings (a)	541,588	94,063,004
McKesson Corp.	1,059,217	140,505,135
Quest Diagnostics, Inc.	723,375	78,059,396
UnitedHealth Group, Inc.	5,103,084	1,357,624,467
Universal Health Services, Inc. Class B	460,001	58,806,528
Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	264,965	$ 84,918,633
		4,438,008,658
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	1,744,405	112,357,126
LIFE SCIENCES TOOLS & SERVICES — 6.4%
Agilent Technologies, Inc.	1,690,151	119,223,252
Illumina, Inc. (a)	779,430	286,097,576
IQVIA Holdings, Inc. (a)	859,239	111,477,668
Mettler-Toledo International, Inc. (a)	133,684	81,410,882
PerkinElmer, Inc.	588,970	57,289,112
Thermo Fisher Scientific, Inc.	2,135,680	521,276,774
Waters Corp. (a)	408,575	79,541,381
		1,256,316,645
PHARMACEUTICALS — 31.4%
Allergan PLC	1,691,761	322,246,635
Bristol-Myers Squibb Co.	8,652,260	537,132,301
Eli Lilly & Co.	5,067,974	543,844,290
Johnson & Johnson	14,223,974	1,965,326,488
Merck & Co., Inc.	14,100,780	1,000,309,333
Mylan NV (a)	2,735,101	100,104,697
Nektar Therapeutics (a)	914,466	55,745,847
Perrigo Co. PLC (b)	667,423	47,253,548
Pfizer, Inc.	31,081,078	1,369,743,107
Zoetis, Inc.	2,554,596	233,898,810
		6,175,605,056
TOTAL COMMON STOCKS (Cost $18,122,104,693)		19,612,590,706
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $8,912,798)	8,912,798	8,912,798
TOTAL INVESTMENTS — 99.9% (Cost $18,131,017,491)		19,621,503,504
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,874,993
NET ASSETS — 100.0%		$ 19,632,378,497

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$ 3,368,351,566	$—	$—	$ 3,368,351,566
Health Care Equipment & Supplies	4,261,951,655	—	—	4,261,951,655
Health Care Providers & Services	4,438,008,658	—	—	4,438,008,658
Health Care Technology	112,357,126	—	—	112,357,126
Life Sciences Tools & Services	1,256,316,645	—	—	1,256,316,645
Pharmaceuticals	6,175,605,056	—	—	6,175,605,056
Short-Term Investment	8,912,798	—	—	8,912,798
TOTAL INVESTMENTS	$19,621,503,504	$—	$—	$19,621,503,504
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,549,299	$10,549,299	$464,162,402	$465,798,903	$—	$—	8,912,798	$8,912,798	$427,281	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	838,576	838,576	—	—	—	—	51	—
Total		$10,549,299	$465,000,978	$466,637,479	$—	$—		$8,912,798	$427,332	$—
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 28.3%
Arconic, Inc.	2,325,681	$ 51,188,239
Boeing Co.	2,886,197	1,073,376,664
General Dynamics Corp.	1,504,518	308,004,925
Harris Corp.	634,756	107,407,063
Huntington Ingalls Industries, Inc.	234,259	59,989,045
L3 Technologies, Inc.	423,522	90,049,248
Lockheed Martin Corp.	1,338,351	463,015,912
Northrop Grumman Corp.	940,636	298,529,647
Raytheon Co.	1,541,016	318,466,366
Rockwell Collins, Inc.	887,860	124,717,694
Textron, Inc.	1,343,132	95,993,644
TransDigm Group, Inc. (a)	261,566	97,381,022
United Technologies Corp.	4,062,793	568,019,089
		3,656,138,558
AIR FREIGHT & LOGISTICS — 6.9%
C.H. Robinson Worldwide, Inc.	748,405	73,283,818
Expeditors International of Washington, Inc.	942,592	69,308,790
FedEx Corp.	1,314,256	316,459,702
United Parcel Service, Inc. Class B	3,745,636	437,303,003
		896,355,313
AIRLINES — 4.8%
Alaska Air Group, Inc.	665,011	45,792,657
American Airlines Group, Inc.	2,214,060	91,507,100
Delta Air Lines, Inc.	3,398,490	196,534,677
Southwest Airlines Co.	2,785,945	173,982,265
United Continental Holdings, Inc. (a)	1,236,945	110,162,322
		617,979,021
BUILDING PRODUCTS — 2.8%
Allegion PLC	512,336	46,402,271
AO Smith Corp.	780,852	41,674,071
Fortune Brands Home & Security, Inc.	770,125	40,323,745
Johnson Controls International PLC	4,997,376	174,908,160
Masco Corp.	1,663,041	60,867,301
		364,175,548
COMMERCIAL SERVICES & SUPPLIES — 3.8%
Cintas Corp.	465,086	91,998,662
Copart, Inc. (a)	1,104,156	56,897,159
Republic Services, Inc.	1,177,619	85,565,796
Rollins, Inc.	524,500	31,831,905
Stericycle, Inc. (a)	461,659	27,090,150
Waste Management, Inc.	2,130,614	192,522,281
		485,905,953
CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	758,489	44,068,211
Jacobs Engineering Group, Inc.	644,677	49,317,791
Quanta Services, Inc. (a)	803,853	26,832,613
		120,218,615
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.3%
AMETEK, Inc.	1,252,710	$ 99,114,415
Eaton Corp. PLC	2,340,684	203,007,523
Emerson Electric Co.	3,394,944	259,984,812
Rockwell Automation, Inc.	665,290	124,755,181
		686,861,931
INDUSTRIAL CONGLOMERATES — 15.7%
3M Co.	3,168,879	667,714,494
General Electric Co.	46,949,111	530,055,463
Honeywell International, Inc.	4,011,568	667,524,915
Roper Technologies, Inc.	558,230	165,353,309
		2,030,648,181
MACHINERY — 15.8%
Caterpillar, Inc.	3,210,564	489,578,904
Cummins, Inc.	811,622	118,553,626
Deere & Co.	1,737,661	261,222,578
Dover Corp.	798,383	70,680,847
Flowserve Corp. (b)	708,358	38,740,099
Fortive Corp. (b)	1,661,455	139,894,511
Illinois Tool Works, Inc.	1,666,674	235,201,035
Ingersoll-Rand PLC	1,325,186	135,566,528
PACCAR, Inc.	1,893,666	129,129,084
Parker-Hannifin Corp.	715,003	131,510,502
Pentair PLC	871,763	37,790,926
Snap-on, Inc.	304,721	55,946,776
Stanley Black & Decker, Inc.	826,525	121,036,321
Xylem, Inc.	970,696	77,529,489
		2,042,381,226
PROFESSIONAL SERVICES — 3.1%
Equifax, Inc.	650,500	84,935,785
IHS Markit, Ltd. (a)	1,927,030	103,982,539
Nielsen Holdings PLC	1,924,368	53,228,019
Robert Half International, Inc.	662,280	46,611,266
Verisk Analytics, Inc. (a)	889,753	107,259,724
		396,017,333
ROAD & RAIL — 10.6%
CSX Corp.	4,407,326	326,362,490
JB Hunt Transport Services, Inc.	472,551	56,205,216
Kansas City Southern	551,816	62,509,717
Norfolk Southern Corp.	1,512,712	273,044,516
Union Pacific Corp.	3,994,717	650,459,769
		1,368,581,708
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co.	1,550,073	89,935,235
United Rentals, Inc. (a)	447,043	73,136,235
W.W. Grainger, Inc.	245,438	87,721,996
		250,793,466
TOTAL COMMON STOCKS (Cost $13,276,486,876)		12,916,056,853

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	17,453,498	$ 17,453,498
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	118,858,872	118,858,872
TOTAL SHORT-TERM INVESTMENTS (Cost $136,312,370)		136,312,370
TOTAL INVESTMENTS — 101.0% (Cost $13,412,799,246)		13,052,369,223
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(127,037,603)
NET ASSETS — 100.0%		$ 12,925,331,620

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,656,138,558	$—	$—	$ 3,656,138,558
Air Freight & Logistics	896,355,313	—	—	896,355,313
Airlines	617,979,021	—	—	617,979,021
Building Products	364,175,548	—	—	364,175,548
Commercial Services & Supplies	485,905,953	—	—	485,905,953
Construction & Engineering	120,218,615	—	—	120,218,615
Electrical Equipment	686,861,931	—	—	686,861,931
Industrial Conglomerates	2,030,648,181	—	—	2,030,648,181
Machinery	2,042,381,226	—	—	2,042,381,226
Professional Services	396,017,333	—	—	396,017,333
Road & Rail	1,368,581,708	—	—	1,368,581,708
Trading Companies & Distributors	250,793,466	—	—	250,793,466
Short-Term Investments	136,312,370	—	—	136,312,370
TOTAL INVESTMENTS	$13,052,369,223	$—	$—	$13,052,369,223
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,980,490	$15,980,490	$299,565,548	$298,092,540	$—	$—	17,453,498	$ 17,453,498	$400,748	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	162,891,508	44,032,636	—	—	118,858,872	118,858,872	115,903	—
Total		$15,980,490	$462,457,056	$342,125,176	$—	$—		$136,312,370	$516,651	$—
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 70.4%
Air Products & Chemicals, Inc.	1,233,428	$ 206,044,147
Albemarle Corp. (a)	921,695	91,966,727
CF Industries Holdings, Inc.	1,984,456	108,033,785
DowDuPont, Inc.	15,499,621	996,780,627
Eastman Chemical Co.	1,200,840	114,944,405
Ecolab, Inc.	2,000,875	313,697,182
FMC Corp.	1,144,249	99,755,628
International Flavors & Fragrances, Inc.	785,660	109,301,019
LyondellBasell Industries NV Class A	1,974,826	202,439,413
Mosaic Co.	3,014,097	97,897,871
PPG Industries, Inc.	1,854,094	202,337,278
Praxair, Inc.	2,263,360	363,789,853
Sherwin-Williams Co.	646,717	294,392,045
		3,201,379,980
CONSTRUCTION MATERIALS — 4.9%
Martin Marietta Materials, Inc.	535,585	97,449,691
Vulcan Materials Co.	1,124,276	125,019,491
		222,469,182
CONTAINERS & PACKAGING — 14.0%
Avery Dennison Corp.	743,079	80,512,610
Ball Corp.	2,923,143	128,589,060
International Paper Co.	3,475,298	170,810,897
Packaging Corp. of America	803,196	88,102,569
Sealed Air Corp.	1,349,905	54,198,686
WestRock Co.	2,168,330	115,875,555
		638,089,377
Security Description	Shares	Value
METALS & MINING — 10.5%
Freeport-McMoRan, Inc.	12,316,006	$ 171,438,804
Newmont Mining Corp.	4,533,726	136,918,525
Nucor Corp.	2,688,780	170,603,091
		478,960,420
TOTAL COMMON STOCKS (Cost $4,954,026,192)		4,540,898,959
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $2,380,802)	2,380,802	2,380,802
TOTAL INVESTMENTS — 99.9% (Cost $4,956,406,994)		4,543,279,761
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,485,788
NET ASSETS — 100.0%		$ 4,547,765,549

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$3,201,379,980	$—	$—	$3,201,379,980
Construction Materials	222,469,182	—	—	222,469,182
Containers & Packaging	638,089,377	—	—	638,089,377
Metals & Mining	478,960,420	—	—	478,960,420
Short-Term Investment	2,380,802	—	—	2,380,802
TOTAL INVESTMENTS	$4,543,279,761	$—	$—	$4,543,279,761
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,874,539	$4,874,539	$125,209,816	$127,703,553	$—	$—	2,380,802	$2,380,802	$122,251	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,845,042	2,845,042	—	—	—	—	60	—
Total		$4,874,539	$128,054,858	$130,548,595	$—	$—		$2,380,802	$122,311	$—
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.6%
Alexandria Real Estate Equities, Inc. REIT	441,663	$ 55,556,789
American Tower Corp. REIT	1,840,277	267,392,248
Apartment Investment & Management Co. Class A REIT	655,195	28,913,755
AvalonBay Communities, Inc. REIT	577,152	104,551,085
Boston Properties, Inc. REIT	644,819	79,370,771
Crown Castle International Corp. REIT	1,731,845	192,806,304
Digital Realty Trust, Inc. REIT	860,545	96,794,102
Duke Realty Corp. REIT	1,487,787	42,208,517
Equinix, Inc. REIT	331,920	143,684,849
Equity Residential REIT	1,537,774	101,892,905
Essex Property Trust, Inc. REIT	275,827	68,049,279
Extra Space Storage, Inc. REIT	528,426	45,782,829
Federal Realty Investment Trust REIT	306,003	38,700,199
HCP, Inc. REIT	1,962,255	51,646,552
Host Hotels & Resorts, Inc. REIT	3,097,255	65,352,080
Iron Mountain, Inc. REIT	1,191,632	41,135,137
Kimco Realty Corp. REIT	1,754,691	29,373,527
Macerich Co. REIT	440,534	24,357,125
Mid-America Apartment Communities, Inc. REIT	475,334	47,618,960
Prologis, Inc. REIT	2,628,175	178,163,983
Public Storage REIT	625,710	126,161,907
Realty Income Corp. REIT (a)	1,211,203	68,905,339
Regency Centers Corp. REIT	705,965	45,654,757
SBA Communications Corp. REIT (b)	479,540	77,028,510
Simon Property Group, Inc. REIT	1,290,823	228,152,965
SL Green Realty Corp. REIT	360,492	35,158,785
Security Description	Shares	Value
UDR, Inc. REIT	1,117,980	$ 45,199,931
Ventas, Inc. REIT	1,488,370	80,937,561
Vornado Realty Trust REIT	722,965	52,776,445
Welltower, Inc. REIT	1,553,311	99,908,963
Weyerhaeuser Co. REIT	3,163,618	102,089,953
		2,665,326,112
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
CBRE Group, Inc. Class A (b)	1,319,728	58,200,005
TOTAL COMMON STOCKS (Cost $2,870,743,007)		2,723,526,117
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $6,227,878)	6,227,878	6,227,878
TOTAL INVESTMENTS — 99.9% (Cost $2,876,970,885)		2,729,753,995
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,324,124
NET ASSETS — 100.0%		$ 2,732,078,119

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$2,665,326,112	$—	$—	$2,665,326,112
Real Estate Management & Development	58,200,005	—	—	58,200,005
Short-Term Investment	6,227,878	—	—	6,227,878
TOTAL INVESTMENTS	$2,729,753,995	$—	$—	$2,729,753,995
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,853,382	$6,853,382	$161,810,739	$162,436,243	$—	$—	6,227,878	$6,227,878	$41,161	$—
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 5.4%
Arista Networks, Inc. (a) (b)	229,498	$ 61,014,338
Cisco Systems, Inc.	20,322,160	988,673,084
F5 Networks, Inc. (a)	270,345	53,912,200
Juniper Networks, Inc.	1,532,798	45,937,956
Motorola Solutions, Inc.	721,403	93,883,387
		1,243,420,965
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. Class A	1,335,262	125,541,333
Corning, Inc.	3,600,995	127,115,123
FLIR Systems, Inc.	613,559	37,715,472
IPG Photonics Corp. (a)	160,170	24,997,732
TE Connectivity, Ltd.	1,549,062	136,209,022
		451,578,682
IT SERVICES — 23.0%
Accenture PLC Class A	2,848,516	484,817,423
Akamai Technologies, Inc. (a)	753,560	55,122,914
Alliance Data Systems Corp.	210,043	49,603,755
Automatic Data Processing, Inc.	1,947,569	293,420,746
Broadridge Financial Solutions, Inc.	517,097	68,230,949
Cognizant Technology Solutions Corp. Class A	2,579,500	199,008,425
DXC Technology Co.	1,249,932	116,893,641
Fidelity National Information Services, Inc.	1,461,850	159,443,979
Fiserv, Inc. (a)	1,800,144	148,295,863
FleetCor Technologies, Inc. (a)	392,923	89,523,576
Gartner, Inc. (a) (b)	403,717	63,989,144
Global Payments, Inc.	703,254	89,594,560
International Business Machines Corp.	4,057,766	613,574,797
Mastercard, Inc. Class A	4,055,641	902,826,243
Paychex, Inc.	1,423,139	104,814,187
PayPal Holdings, Inc. (a)	5,262,045	462,218,033
Total System Services, Inc.	746,025	73,662,508
VeriSign, Inc. (a)	476,982	76,374,358
Visa, Inc. Class A (b)	7,898,219	1,185,443,690
Western Union Co. (b)	1,988,255	37,896,140
		5,274,754,931
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.5%
Advanced Micro Devices, Inc. (a) (b)	3,813,839	117,809,487
Analog Devices, Inc.	1,652,325	152,773,969
Applied Materials, Inc.	4,369,968	168,899,263
Broadcom, Inc.	1,919,035	473,483,506
Intel Corp.	20,498,421	969,370,329
KLA-Tencor Corp.	694,043	70,591,113
Lam Research Corp.	700,542	106,272,221
Microchip Technology, Inc. (b)	1,047,207	82,635,104
Micron Technology, Inc. (a)	5,156,020	233,206,785
NVIDIA Corp.	2,702,859	759,557,436
Qorvo, Inc. (a)	558,530	42,945,372
Security Description	Shares	Value
QUALCOMM, Inc. (b)	6,252,278	$ 450,351,584
Skyworks Solutions, Inc.	795,649	72,173,321
Texas Instruments, Inc.	4,321,982	463,705,449
Xilinx, Inc.	1,124,376	90,141,224
		4,253,916,163
SOFTWARE — 28.6%
Adobe Systems, Inc. (a)	2,176,821	587,632,829
ANSYS, Inc. (a)	374,705	69,949,929
Autodesk, Inc. (a)	971,872	151,718,938
CA, Inc.	1,394,247	61,556,005
Cadence Design Systems, Inc. (a)	1,257,257	56,978,887
Citrix Systems, Inc. (a)	572,888	63,682,230
Intuit, Inc.	1,149,959	261,500,677
Microsoft Corp.	34,089,531	3,898,819,660
Oracle Corp.	12,565,844	647,894,917
Red Hat, Inc. (a)	788,559	107,464,821
salesforce.com, Inc. (a)	3,363,935	534,966,583
Symantec Corp.	2,763,028	58,797,236
Synopsys, Inc. (a)	660,505	65,132,398
		6,566,095,110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.4%
Apple, Inc.	20,398,170	4,604,682,896
Hewlett Packard Enterprise Co.	6,542,341	106,705,582
HP, Inc.	7,034,670	181,283,446
NetApp, Inc.	1,152,614	98,998,016
Seagate Technology PLC (b)	1,161,832	55,012,745
Western Digital Corp.	1,295,258	75,824,403
Xerox Corp.	986,618	26,618,954
		5,149,126,042
TOTAL COMMON STOCKS (Cost $19,674,945,137)		22,938,891,893
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	16,254,753	16,254,753
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12,356,093	12,356,093
TOTAL SHORT-TERM INVESTMENTS (Cost $28,610,846)		28,610,846
TOTAL INVESTMENTS — 100.0% (Cost $19,703,555,983)		22,967,502,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(8,018,922)
NET ASSETS — 100.0%		$ 22,959,483,817

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$ 1,243,420,965	$—	$—	$ 1,243,420,965
Electronic Equipment, Instruments & Components	451,578,682	—	—	451,578,682
IT Services	5,274,754,931	—	—	5,274,754,931
Semiconductors & Semiconductor Equipment	4,253,916,163	—	—	4,253,916,163
Software	6,566,095,110	—	—	6,566,095,110
Technology Hardware, Storage & Peripherals	5,149,126,042	—	—	5,149,126,042
Short-Term Investments	28,610,846	—	—	28,610,846
TOTAL INVESTMENTS	$22,967,502,739	$—	$—	$22,967,502,739
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,740,576	$26,740,576	$642,722,728	$653,208,551	$—	$—	16,254,753	$16,254,753	$601,594	$—
State Street Navigator Securities Lending Government Money Market Portfolio	979,738	979,738	137,064,240	125,687,885	—	—	12,356,093	12,356,093	17,277	—
Total		$27,720,314	$779,786,968	$778,896,436	$—	$—		$28,610,846	$618,871	$—
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 62.1%
Alliant Energy Corp.	2,563,475	$ 109,127,131
American Electric Power Co., Inc.	5,398,186	382,623,424
Duke Energy Corp.	7,801,112	624,244,982
Edison International	3,568,102	241,489,143
Entergy Corp.	1,980,580	160,684,456
Evergy, Inc.	2,975,334	163,405,343
Eversource Energy	3,470,270	213,213,389
Exelon Corp.	10,578,011	461,835,960
FirstEnergy Corp.	5,322,547	197,839,072
NextEra Energy, Inc.	5,164,594	865,585,955
PG&E Corp. (a)	5,663,518	260,578,463
Pinnacle West Capital Corp.	1,229,230	97,330,431
PPL Corp. (b)	7,661,245	224,168,029
Southern Co.	11,106,058	484,224,129
Xcel Energy, Inc.	5,575,096	263,200,282
		4,749,550,189
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.0%
AES Corp.	7,263,806	101,693,284
NRG Energy, Inc.	3,330,985	124,578,839
		226,272,123
MULTI-UTILITIES — 32.4%
Ameren Corp.	2,672,473	168,953,743
CenterPoint Energy, Inc.	5,404,346	149,430,167
CMS Energy Corp.	3,102,175	152,006,575
Consolidated Edison, Inc.	3,406,990	259,578,568
Dominion Energy, Inc. (b)	7,159,615	503,177,742
DTE Energy Co.	1,990,698	217,244,873
NiSource, Inc.	3,985,408	99,316,367
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	5,533,908	$ 292,135,003
SCANA Corp.	1,561,951	60,744,275
Sempra Energy	2,994,775	340,655,656
WEC Energy Group, Inc. (b)	3,455,435	230,684,841
		2,473,927,810
WATER UTILITIES — 2.3%
American Water Works Co., Inc.	1,974,473	173,694,390
TOTAL COMMON STOCKS (Cost $8,222,721,305)		7,623,444,512
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $8,502,091)	8,502,091	8,502,091
TOTAL INVESTMENTS — 99.9% (Cost $8,231,223,396)		7,631,946,603
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,313,212
NET ASSETS — 100.0%		$ 7,642,259,815

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,749,550,189	$—	$—	$4,749,550,189
Independent Power and Renewable Electricity Producers	226,272,123	—	—	226,272,123
Multi-Utilities	2,473,927,810	—	—	2,473,927,810
Water Utilities	173,694,390	—	—	173,694,390
Short-Term Investment	8,502,091	—	—	8,502,091
TOTAL INVESTMENTS	$7,631,946,603	$—	$—	$7,631,946,603
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,133,795	$18,133,795	$371,717,173	$381,348,877	$—	$—	8,502,091	$8,502,091	$289,257	$—
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$2,034,167,042	$16,211,293,941	$ 9,216,807,971
Investments in affiliated issuers, at value	715,482	43,082,252	5,021,303
Total Investments	2,034,882,524	16,254,376,193	9,221,829,274
Cash	—	773,953	7,413,817
Receivable for investments sold	—	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	—	1,553	21,970
Dividends receivable — unaffiliated issuers	308,445	8,395,798	29,256,239
Dividends receivable — affiliated issuers	1,924	64,829	26,678
Securities lending income receivable — unaffiliated issuers	—	6,200	11,241
Securities lending income receivable — affiliated issuers	—	10,005	—
Receivable from Adviser	3,915	—	—
Other Receivable	—	—	—
Prepaid expenses and other assets	52	25,438	15,785
TOTAL ASSETS	2,035,196,860	16,263,653,969	9,258,575,004
LIABILITIES
Payable upon return of securities loaned	—	41,766,139	—
Payable for investments purchased	—	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	47,119	—	—
Advisory and Administration fees payable	23,939	450,922	261,078
Distribution fees payable	27,008	790,213	467,709
Unitary fees payable	6,857	126,242	80,372
Trustees’ fees and expenses payable	161	2,884	1,814
License fee payable	50,006	1,482,014	926,365
Registration and filing fees payable	359	32,117	20,057
Professional fees payable	26,000	59,185	41,952
Printing and postage fees payable	—	—	58,063
Accrued expenses and other liabilities	4,307	1,952	1,723
TOTAL LIABILITIES	185,756	44,711,668	1,859,133
NET ASSETS	$2,035,011,104	$16,218,942,301	$ 9,256,715,871
NET ASSETS CONSIST OF:
Paid-in Capital	$2,029,368,816	$15,484,632,097	$10,451,306,529
Total distributable earnings (loss)	$ 5,642,288	$ 734,310,204	$ (1,194,590,658)
NET ASSETS	$2,035,011,104	$16,218,942,301	$ 9,256,715,871
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.98	$ 117.19	$ 53.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	41,550,000	138,403,252	171,671,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,027,003,637	$14,830,041,567	$10,009,245,042
Investments in affiliated issuers	715,482	43,082,252	5,021,303
Total cost of investments	$2,027,719,119	$14,873,123,819	$10,014,266,345
* Includes investments in securities on loan, at value	$ —	$ 89,490,551	$ 98,304,568
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$18,454,969,088	$30,690,406,775	$19,612,590,706	$12,916,056,853	$ 4,540,898,959	$2,723,526,117	$22,938,891,893
6,022,279	341,647,706	8,912,798	136,312,370	2,380,802	6,227,878	28,610,846
18,460,991,367	31,032,054,481	19,621,503,504	13,052,369,223	4,543,279,761	2,729,753,995	22,967,502,739
1,595,303	6,256,431	771	298,235	229,932	996,789	3,484,403
—	—	—	13,947,694	15,309,561	—	—
—	—	—	4,292	—	—	9,785,250
16,427,055	21,519,596	14,450,410	11,913,004	5,430,988	8,308,104	4,819,696
100,788	201,022	60,762	60,771	17,137	6,031	54,382
2,521	880	1,107	2,299	8,209	930	38,074
—	—	—	7,484	60	—	728
—	—	—	—	—	—	—
—	—	—	—	—	41,972	—
35,257	63,536	32,219	25,759	9,573	4,603	39,905
18,479,152,291	31,060,095,946	19,636,048,773	13,078,628,761	4,564,285,221	2,739,112,424	22,985,725,177

—	—	—	118,858,872	—	—	12,356,093
40,111,545	—	—	31,833,216	15,498,525	6,416,749	9,381,587
113,931	46,563	107,921	—	85,369	39,374	—
491,675	883,252	520,751	367,821	126,171	78,926	653,431
958,897	1,690,891	932,029	702,274	249,429	139,123	1,180,029
157,931	275,586	153,014	111,567	39,392	30,019	198,601
3,874	6,274	3,379	2,525	—	544	4,640
1,973,752	3,158,090	1,776,270	1,309,164	468,064	277,625	2,345,875
44,566	78,505	40,318	31,947	11,898	5,878	50,086
56,203	77,556	56,423	48,493	34,735	31,125	68,669
78,849	69,378	77,077	29,620	5,612	14,768	—
2,440	3,473	3,094	1,642	477	174	2,349
43,993,663	6,289,568	3,670,276	153,297,141	16,519,672	7,034,305	26,241,360
$18,435,158,628	$31,053,806,378	$19,632,378,497	$12,925,331,620	$ 4,547,765,549	$2,732,078,119	$22,959,483,817

$22,951,105,245	$31,017,871,473	$18,560,026,832	$13,701,834,278	$ 5,619,685,787	$2,926,189,130	$20,560,182,146
$ (4,515,946,617)	$ 35,934,905	$ 1,072,351,665	$ (776,502,658)	$(1,071,920,238)	$ (194,111,011)	$ 2,399,301,671
$18,435,158,628	$31,053,806,378	$19,632,378,497	$12,925,331,620	$ 4,547,765,549	$2,732,078,119	$22,959,483,817

$ 75.75	$ 27.58	$ 95.11	$ 78.37	$ 57.92	$ 32.62	$ 75.30
243,374,200	1,126,045,427	206,415,324	164,926,000	78,523,725	83,750,000	304,905,897

$19,698,556,343	$30,270,753,628	$18,122,104,693	$13,276,486,876	$ 4,954,026,192	$2,870,743,007	$19,674,945,137
6,022,279	382,606,687	8,912,798	136,312,370	2,380,802	6,227,878	28,610,846
$19,704,578,622	$30,653,360,315	$18,131,017,491	$13,412,799,246	$ 4,956,406,994	$2,876,970,885	$19,703,555,983
$ 4,852,779	$ 9,911,150	$ 4,052,167	$ 125,759,891	$ 84,117,035	$ 8,630,213	$ 624,232,024

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$ 7,623,444,512
Investments in affiliated issuers, at value	8,502,091
Total Investments	7,631,946,603
Cash	341
Receivable for income related to Select Sector SPDR shares in-kind transactions	19,806
Dividends receivable — unaffiliated issuers	11,809,694
Dividends receivable — affiliated issuers	43,054
Securities lending income receivable — unaffiliated issuers	6,193
Prepaid expenses and other assets	14,259
TOTAL ASSETS	7,643,839,950
LIABILITIES
Advisory and Administration fees payable	210,599
Distribution fees payable	390,309
Unitary fees payable	67,316
Trustees’ fees and expenses payable	1,573
License fee payable	810,455
Registration and filing fees payable	18,046
Professional fees payable	40,001
Printing and postage fees payable	40,618
Accrued expenses and other liabilities	1,218
TOTAL LIABILITIES	1,580,135
NET ASSETS	$ 7,642,259,815
NET ASSETS CONSIST OF:
Paid-in Capital	$ 8,658,542,546
Total distributable earnings (loss)	$(1,016,282,731)
NET ASSETS	$ 7,642,259,815
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.68
Shares outstanding (unlimited amount authorized, $0.01 par value)	145,074,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 8,222,721,305
Investments in affiliated issuers	8,502,091
Total cost of investments	$ 8,231,223,396
* Includes investments in securities on loan, at value	$ 14,548,153
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

	The Communication Services Select Sector SPDR Fund(a)	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	989,844	$ 208,741,421	$ 247,961,303
Dividend income — affiliated issuers	3,364	349,099	240,047
Unaffiliated securities lending income	—	360,534	120,758
Affiliated securities lending income	—	314,906	14,319
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	993,208	209,765,960	248,336,427
EXPENSES
Advisory and Administration fees	44,325	4,561,883	2,833,220
Distribution fees	45,922	4,789,652	2,957,252
License fees	50,446	5,193,898	3,225,702
Unitary fees	12,841	1,511,613	924,949
Trustees’ fees and expenses	267	122,062	79,089
Registration fees	359	69,267	39,626
Professional fees	26,075	109,422	51,515
Printing and postage fees	8,048	546,362	301,120
Insurance expense	14	34,453	24,840
Miscellaneous expenses	7,501	79,368	66,745
TOTAL EXPENSES	195,798	17,017,980	10,504,058
Expenses waived/reimbursed by the Adviser	(19,326)	—	—
NET EXPENSES	176,472	17,017,980	10,504,058
NET INVESTMENT INCOME (LOSS)	816,736	192,747,980	237,832,369
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,521,144)	(206,368,644)	(189,476,784)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	227,767	2,393,046,208	447,697,091
In-kind redemptions — affiliated issuers	—	—	—
Net realized gain (loss)	(1,293,377)	2,186,677,564	258,220,307
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,163,405	1,336,456,887	(217,605,325)
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	7,163,405	1,336,456,887	(217,605,325)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,870,028	3,523,134,451	40,614,982
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 6,686,764	$3,715,882,431	$ 278,447,351

(a)	For the period June 18, 2018 (inception date) through September 30, 2018.
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

511,375,938	$ 578,297,474	$ 277,694,150	$ 240,689,646	$ 93,407,900	$ 75,600,508	$ 311,119,406
442,856	7,042,894	427,281	400,748	122,251	41,161	601,594
257,816	10,353	17,775	—	30,116	43,711	262,334
327,675	—	51	115,903	60	—	17,277
—	—	(497)	—	—	—	—
512,404,285	585,350,721	278,138,760	241,206,297	93,560,327	75,685,380	312,000,611

6,130,868	10,769,341	5,647,689	4,388,779	1,614,866	834,060	7,082,271
6,465,604	11,432,661	5,986,574	4,665,488	1,717,697	852,377	7,510,518
6,979,044	12,262,945	6,431,364	4,997,069	1,838,570	949,241	8,062,489
1,995,665	3,491,013	1,861,261	1,494,597	542,392	287,881	2,297,356
165,430	288,623	158,269	120,127	42,490	22,522	185,674
97,206	98,420	80,450	84,139	38,848	47,641	57,144
85,822	148,873	83,455	72,541	42,226	34,681	135,284
704,126	1,060,940	644,687	475,514	159,120	110,250	932,434
49,357	68,547	44,068	31,322	11,182	7,026	47,727
107,744	145,154	98,356	73,344	36,278	31,083	105,521
22,780,866	39,766,517	21,036,173	16,402,920	6,043,669	3,176,762	26,416,418
—	—	—	—	—	—	—
22,780,866	39,766,517	21,036,173	16,402,920	6,043,669	3,176,762	26,416,418
489,623,419	545,584,204	257,102,587	224,803,377	87,516,658	72,508,618	285,584,193

(750,805,165)	(29,676,821)	(133,263,903)	(65,541,814)	(8,318,664)	(17,009,234)	(309,274,870)
—	(353,089)	—	—	—	—	—
912,709,880	3,749,510,136	1,908,508,003	2,027,565,966	436,712,336	121,687,221	4,181,682,488
—	38,856,895	—	—	—	—	—
161,904,715	3,758,337,121	1,775,244,100	1,962,024,152	428,393,672	104,677,987	3,872,407,618

1,539,678,334	(1,883,650,382)	840,112,380	(780,543,538)	(436,501,277)	(62,412,821)	936,578,600
—	(80,686,683)	—	—	—	—	—
1,539,678,334	(1,964,337,065)	840,112,380	(780,543,538)	(436,501,277)	(62,412,821)	936,578,600
1,701,583,049	1,794,000,056	2,615,356,480	1,181,480,614	(8,107,605)	42,265,166	4,808,986,218
$2,191,206,468	$ 2,339,584,260	$2,872,459,067	$1,406,283,991	$ 79,409,053	$114,773,784	$5,094,570,411

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 257,904,986
Dividend income — affiliated issuers	289,257
Unaffiliated securities lending income	116,749
TOTAL INVESTMENT INCOME (LOSS)	258,310,992
EXPENSES
Advisory and Administration fees	2,502,143
Distribution fees	2,636,985
License fees	2,848,547
Unitary fees	819,902
Trustees’ fees and expenses	69,537
Registration fees	25,744
Professional fees	49,729
Printing and postage fees	288,194
Insurance expense	20,617
Miscellaneous expenses	58,504
TOTAL EXPENSES	9,319,902
NET INVESTMENT INCOME (LOSS)	248,991,090
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(85,536,284)
In-kind redemptions — unaffiliated issuers	313,881,478
Net realized gain (loss)	228,345,194
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(294,460,877)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(66,115,683)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 182,875,407
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund
	For the Period 6/18/18* - 9/30/18	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 816,736	$ 192,747,980	$ 178,217,755
Net realized gain (loss)	(1,293,377)	2,186,677,564	831,914,591
Net change in unrealized appreciation/depreciation	7,163,405	1,336,456,887	517,488,053
Net increase (decrease) in net assets resulting from operations	6,686,764	3,715,882,431	1,527,620,399
Net equalization credits and charges	1,745,113	11,138,261	3,302,274
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions to shareholders	(1,080,224)	(177,386,571)	(183,068,428)(a)
Return of capital	(1,553,436)	—	—
Total Distributions to shareholders	(2,633,660)	(177,386,571)	(183,068,428)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,094,047,660	18,624,735,734	10,076,630,953
Cost of shares redeemed	(63,089,660)	(17,462,874,297)	(9,434,526,584)
Net income equalization	(1,745,113)	(11,138,261)	(3,302,274)
Net increase (decrease) in net assets from beneficial interest transactions	2,029,212,887	1,150,723,176	638,802,095
Net increase (decrease) in net assets during the period	2,035,011,104	4,700,357,297	1,986,656,340
Net assets at beginning of period	—	11,518,585,004	9,531,928,664
NET ASSETS AT END OF PERIOD	$2,035,011,104	$ 16,218,942,301	$11,518,585,004(e)
SHARES OF BENEFICIAL INTEREST:
Shares sold	42,850,000	174,450,000	118,750,000
Shares redeemed	(1,300,000)	(163,900,000)	(110,000,000)
Net increase (decrease)	41,550,000	10,550,000	8,750,000

*	Inception date.
(a)	For the period ended September 30, 2017, the distributions to shareholders was $183,068,428 from net investment income. See Note 11 on the notes to financial statements.
(e)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17

$ 237,832,369	$ 237,891,582	$ 489,623,419	$ 509,307,299	$ 545,584,204	$ 370,236,767
258,220,307	385,188,910	161,904,715	(1,205,671,094)	3,758,337,121	2,376,039,412
(217,605,325)	(364,745,665)	1,539,678,334	566,314,820	(1,964,337,065)	3,148,090,823
278,447,351	258,334,827	2,191,206,468	(130,048,975)	2,339,584,260	5,894,367,002
12,349,526	6,793,597	(5,667,824)	951,856	8,381,760	25,865,664

(247,305,066)	(244,187,449)(b)	(484,431,572)	(509,160,676)(c)	(556,478,187)	(390,504,087)(d)
—	—	—	—	—	—
(247,305,066)	(244,187,449)	(484,431,572)	(509,160,676)	(556,478,187)	(390,504,087)

20,317,858,214	23,126,005,097	18,997,159,203	20,903,915,315	36,653,289,013	36,817,183,513
(19,901,187,691)	(23,224,407,701)	(18,886,610,420)	(18,567,122,195)	(34,801,440,424)	(26,875,531,255)
(12,349,526)	(6,793,597)	5,667,824	(951,856)	(8,381,760)	(25,865,664)
404,320,997	(105,196,201)	116,216,607	2,335,841,264	1,843,466,829	9,915,786,594
447,812,808	(84,255,226)	1,817,323,679	1,697,583,469	3,634,954,662	15,445,515,173
8,808,903,063	8,893,158,289	16,617,834,949	14,920,251,480	27,418,851,716	11,973,336,543
$ 9,256,715,871	$ 8,808,903,063(f)	$ 18,435,158,628	$16,617,834,949(g)	$ 31,053,806,378	$27,418,851,716(h)

378,450,000	430,400,000	261,200,000	299,400,000	1,315,650,000	1,580,250,000
(369,950,000)	(434,350,000)	(260,550,000)	(267,950,000)	(1,250,850,000)	(1,139,200,000)
8,500,000	(3,950,000)	650,000	31,450,000	64,800,000	441,050,000

(b)	For the period ended September 30, 2017, the distributions to shareholders was $244,187,449 from net investment income. See Note 11 on the notes to financial statements.
(c)	For the period ended September 30, 2017, the distributions to shareholders was $509,160,676 from net investment income. See Note 11 on the notes to financial statements.
(d)	For the period ended September 30, 2017, the distributions to shareholders was $390,504,087 from net investment income. See Note 11 on the notes to financial statements.
(f)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 11 on the notes to financial statements.
(g)	Undistributed (distributions in excess of) net investment income amounted to $146,623 at September 30, 2017. See Note 11 on the notes to financial statements.
(h)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 11 on the notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 257,102,587	$ 248,803,424	$ 224,803,377	$ 216,093,234
Net realized gain (loss)	1,775,244,100	674,671,613	1,962,024,152	1,080,111,866
Net change in unrealized appreciation/depreciation	840,112,380	1,394,349,669	(780,543,538)	835,209,931
Net increase (decrease) in net assets resulting from operations	2,872,459,067	2,317,824,706	1,406,283,991	2,131,415,031
Net equalization credits and charges	1,856,458	4,430,175	(3,271,128)	(1,024,809)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions to shareholders	(258,645,776)	(252,388,527)(i)	(234,789,999)	(212,336,521)(j)
Total Distributions to shareholders	(258,645,776)	(252,388,527)	(234,789,999)	(212,336,521)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	18,290,105,906	19,678,407,269	23,686,905,734	19,062,178,269
Cost of shares redeemed	(18,983,167,287)	(16,479,429,601)	(22,988,747,367)	(17,260,781,299)
Net income equalization	(1,856,458)	(4,430,175)	3,271,128	1,024,809
Net increase (decrease) in net assets from beneficial interest transactions	(694,917,839)	3,194,547,493	701,429,495	1,802,421,779
Net increase (decrease) in net assets during the period	1,920,751,910	5,264,413,847	1,869,652,359	3,720,475,480
Net assets at beginning of period	17,711,626,587	12,447,212,740	11,055,679,261	7,335,203,781
NET ASSETS AT END OF PERIOD	$ 19,632,378,497	$17,711,626,587(n)	$ 12,925,331,620	$11,055,679,261(o)
SHARES OF BENEFICIAL INTEREST:
Shares sold	213,550,000	267,300,000	315,800,000	295,600,000
Shares redeemed	(223,750,000)	(223,350,000)	(306,600,000)	(265,500,000)
Net increase (decrease)	(10,200,000)	43,950,000	9,200,000	30,100,000

(i)	For the period ended September 30, 2017, the distributions to shareholders was $252,388,527 from net investment income. See Note 11 on the notes to financial statements.
(j)	For the period ended September 30, 2017, the distributions to shareholders was $212,336,521 from net investment income. See Note 11 on the notes to financial statements.
(n)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 11 on the notes to financial statements.
(o)	Undistributed (distributions in excess of) net investment income amounted to $7,236,727 at September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17

$ 87,516,658	$ 69,987,081	$ 72,508,618	$ 57,449,053	$ 285,584,193	$ 254,922,885
428,393,672	263,923,310	104,677,987	15,807,172	3,872,407,618	1,704,331,508
(436,501,277)	352,929,686	(62,412,821)	(47,777,211)	936,578,600	1,723,331,700
79,409,053	686,840,077	114,773,784	25,479,014	5,094,570,411	3,682,586,093
1,436,420	2,243,728	126,651	(6,048,620)	13,158,840	(895,238)

(87,749,456)	(74,656,242)(k)	(89,715,446)	(94,128,585)(l)	(309,252,206)	(254,143,361)(m)
(87,749,456)	(74,656,242)	(89,715,446)	(94,128,585)	(309,252,206)	(254,143,361)

9,060,229,046	6,190,069,633	2,437,434,063	1,187,415,832	28,155,605,742	15,219,138,310
(8,555,524,945)	(5,645,741,524)	(2,085,232,222)	(1,964,582,409)	(27,813,884,434)	(13,818,965,634)
(1,436,420)	(2,243,728)	(126,651)	6,048,620	(13,158,840)	895,238
503,267,681	542,084,381	352,075,190	(771,117,957)	328,562,468	1,401,067,914
496,363,698	1,156,511,944	377,260,179	(845,816,148)	5,127,039,513	4,828,615,408
4,051,401,851	2,894,889,907	2,354,817,940	3,200,634,088	17,832,444,304	13,003,828,896
$ 4,547,765,549	$4,051,401,851(p)	$ 2,732,078,119	$2,354,817,940(q)	$ 22,959,483,817	$17,832,444,304(r)

151,800,000	119,200,000	76,400,000	37,650,000	405,600,000	293,150,000
(144,600,000)	(108,500,000)	(65,650,000)	(62,400,000)	(402,300,000)	(263,700,000)
7,200,000	10,700,000	10,750,000	(24,750,000)	3,300,000	29,450,000

(k)	For the period ended September 30, 2017, the distributions to shareholders was $74,656,242 from net investment income. See Note 11 on the notes to financial statements.
(l)	For the period ended September 30, 2017, the distributions to shareholders was $94,128,585 from net investment income. See Note 11 on the notes to financial statements.
(m)	For the period ended September 30, 2017, the distributions to shareholders was $254,143,361 from net investment income. See Note 11 on the notes to financial statements.
(p)	Undistributed (distributions in excess of) net investment income amounted to $302,259 at September 30, 2017. See Note 11 on the notes to financial statements.
(q)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 11 on the notes to financial statements.
(r)	Undistributed (distributions in excess of) net investment income amounted to $1,944,269 at September 30, 2017. See Note 11 on the notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 248,991,090	$ 237,379,768
Net realized gain (loss)	228,345,194	300,442,690
Net change in unrealized appreciation/depreciation	(294,460,877)	186,732,287
Net increase (decrease) in net assets resulting from operations	182,875,407	724,554,745
Net equalization credits and charges	(6,110,912)	(1,395,744)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions to shareholders	(251,480,540)	(235,607,383)(s)
Total Distributions to shareholders	(251,480,540)	(235,607,383)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	21,923,521,078	21,312,440,021
Cost of shares redeemed	(21,988,070,391)	(21,437,700,615)
Net income equalization	6,110,912	1,395,744
Net increase (decrease) in net assets from beneficial interest transactions	(58,438,401)	(123,864,850)
Net increase (decrease) in net assets during the period	(133,154,446)	363,686,768
Net assets at beginning of period	7,775,414,261	7,411,727,493
NET ASSETS AT END OF PERIOD	$ 7,642,259,815	$ 7,775,414,261(t)
SHARES OF BENEFICIAL INTEREST:
Shares sold	422,650,000	420,200,000
Shares redeemed	(424,150,000)	(424,900,000)
Net increase (decrease)	(1,500,000)	(4,700,000)

(s)	For the period ended September 30, 2017, the distributions to shareholders was $235,607,383 from net investment income. See Note 11 on the notes to financial statements.
(t)	Undistributed (distributions in excess of) net investment income amounted to $11,769,678 at September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

The Communication Services Select Sector SPDR Fund
For the Period 6/19/18* - 9/30/18
Net asset value, beginning of period	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09
Net realized and unrealized gain (loss) (b)	(1.17)
Total from investment operations	(1.08)
Net equalization credits and charges (a)	0.19
Distributions to shareholders from:
Net investment income	(0.05)
Return of Capital	(0.08)
Total distributions	(0.13)
Net asset value, end of period	$ 48.98
Total return (c)	(1.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,035,011
Ratios to average net assets:
Total expenses	0.15%(d)
Net expenses	0.13%(d)
Net investment income (loss)	0.62%(d)
Portfolio turnover rate (e)	7%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	The ratios for periods less than one year are annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(f)	Period less than one year is not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 90.09	$ 80.03	$ 74.26	$ 66.69	$ 60.59
Income (loss) from investment operations:
Net investment income (loss) (a)	1.49	1.32	1.22	1.05	0.90
Net realized and unrealized gain (loss) (b)	26.81	10.07	5.79	7.55	6.10
Total from investment operations	28.30	11.39	7.01	8.60	7.00
Net equalization credits and charges (a)	0.09	0.02	(0.02)	0.05	0.01
Distributions to shareholders from:
Net investment income	(1.29)	(1.35)	(1.22)	(1.08)	(0.91)
Net asset value, end of period	$ 117.19	$ 90.09	$ 80.03	$ 74.26	$ 66.69
Total return (c)	31.63%	14.34%	9.48%	12.98%	11.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,218,942	$11,518,585	$9,531,929	$10,117,642	$6,712,778
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.43%	1.54%	1.56%	1.41%	1.37%
Portfolio turnover rate (d)	23%	6%	10%	6%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 53.99	$ 53.21	$ 47.22	$ 45.10	$ 39.81
Income (loss) from investment operations:
Net investment income (loss) (a)	1.52	1.48	1.29	1.27	1.14
Net realized and unrealized gain (loss) (b)	(0.17)	0.72	5.99	2.14	5.19
Total from investment operations	1.35	2.20	7.28	3.41	6.33
Net equalization credits and charges (a)	0.08	0.04	0.00(c)	(0.03)	0.10
Distributions to shareholders from:
Net investment income	(1.50)	(1.46)	(1.29)	(1.26)	(1.14)
Net asset value, end of period	$ 53.92	$ 53.99	$ 53.21	$ 47.22	$ 45.10
Total return (d)	2.70%	4.21%	15.50%	7.45%	16.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,256,716	$8,808,903	$8,893,158	$7,305,874	$7,623,200
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.84%	2.73%	2.48%	2.62%	2.62%
Portfolio turnover rate (e)	12%	12%	4%	3%	4%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 68.46	$ 70.62	$ 61.24	$ 90.58	$ 82.89
Income (loss) from investment operations:
Net investment income (loss) (a)	1.95	2.16(b)	1.79	2.01	1.77
Net realized and unrealized gain (loss) (c)	7.32	(2.18)	9.39	(29.45)	7.63
Total from investment operations	9.27	(0.02)	11.18	(27.44)	9.40
Net equalization credits and charges (a)	(0.02)	0.00(d)	0.04	0.09	0.07
Distributions to shareholders from:
Net investment income	(1.96)	(2.14)	(1.84)	(1.99)	(1.78)
Net asset value, end of period	$ 75.75	$ 68.46	$ 70.62	$ 61.24	$ 90.58
Total return (e)	13.64%	(0.01)%	18.72%	(30.52)%	11.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,435,159	$16,617,835	$14,920,251	$11,103,521	$9,838,985
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.71%	3.12%	2.77%	2.63%	1.94%
Portfolio turnover rate (f)	8%	23%	6%	6%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.44 per share and 0.64% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been (0.63)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 25.84	$ 19.31	$ 22.66	$ 23.17	$ 19.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.39	0.43	0.42	0.34
Net realized and unrealized gain (loss) (b)	1.73	6.50	1.27	(0.50)	3.28
Total from investment operations	2.21	6.89	1.70	(0.08)	3.62
Net equalization credits and charges (a)	0.01	0.03	(0.01)	0.01	0.01
Voluntary contribution from Adviser	—	—	—	0.00(c)(d)	—
Distributions to shareholders from:
Net investment income	(0.48)	(0.39)	(2.10)	(0.44)	(0.37)
Return of Capital	—	—	(2.94)	—	—
Total distributions	(0.48)	(0.39)	(5.04)	(0.44)	(0.37)
Net asset value, end of period	$ 27.58	$ 25.84	$ 19.31	$ 22.66	$ 23.17
Total return (e)	8.58%	36.01%(f)	7.36%	(0.39)%(g)	18.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,053,806	$27,418,852	$11,973,337	$16,800,919	$18,605,018
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.72%	1.65%	1.88%	1.72%	1.54%
Portfolio turnover rate (h)	3%	3%	6%	3%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Contribution paid by an Affiliate in the amount of $461,741.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Includes a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(g)	The contribution from an Affiliate had no impact on total return.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 81.76	$ 72.09	$ 66.30	$ 63.90	$ 50.59
Income (loss) from investment operations:
Net investment income (loss) (a)	1.31	1.20	1.08	1.02	0.89
Net realized and unrealized gain (loss) (b)	13.34	9.64	5.82	2.35	13.29
Total from investment operations	14.65	10.84	6.90	3.37	14.18
Net equalization credits and charges (a)	0.01	0.02	(0.01)	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.31)	(1.19)	(1.10)	(0.99)	(0.89)
Net asset value, end of period	$ 95.11	$ 81.76	$ 72.09	$ 66.30	$ 63.90
Total return (c)	18.10%	15.21%	10.45%	5.22%	28.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,632,378	$17,711,627	$12,447,213	$12,872,900	$11,161,902
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.54%	1.60%	1.54%	1.43%	1.53%
Portfolio turnover rate (d)	5%	4%	8%	3%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 70.99	$ 58.39	$ 49.91	$ 53.14	$ 46.39
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.35	1.18	1.07	1.00
Net realized and unrealized gain (loss) (b)	7.49	12.58	8.53	(3.16)	6.71
Total from investment operations	8.79	13.93	9.71	(2.09)	7.71
Net equalization credits and charges (a)	(0.02)	(0.01)	(0.01)	(0.01)	0.03
Distributions to shareholders from:
Net investment income	(1.39)	(1.32)	(1.22)	(1.13)	(0.99)
Net asset value, end of period	$ 78.37	$ 70.99	$ 58.39	$ 49.91	$ 53.14
Total return (c)	12.43%	24.03%	19.62%	(4.09)%	16.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,925,332	$11,055,679	$7,335,204	$6,257,309	$8,575,617
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.74%	2.07%	2.15%	1.95%	1.93%
Portfolio turnover rate (d)	6%	5%	12%	6%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 56.80	$ 47.75	$ 39.94	$ 49.58	$ 42.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	1.01	0.96	0.93	0.95
Net realized and unrealized gain (loss) (b)	1.09	9.06	7.79	(9.50)	7.57
Total from investment operations	2.18	10.07	8.75	(8.57)	8.52
Net equalization credits and charges (a)	0.02	0.03	0.02	(0.11)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.08)	(1.05)	(0.96)	(0.96)	(0.94)
Net asset value, end of period	$ 57.92	$ 56.80	$ 47.75	$ 39.94	$ 49.58
Total return (d)	3.84%	21.33%	22.11%	(17.75)%	20.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,547,766	$4,051,402	$2,894,890	$1,942,121	$5,182,235
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.84%	1.95%	2.12%	1.94%	2.02%
Portfolio turnover rate (e)	17%	10%	16%	9%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/8/15* - 9/30/16
Net asset value, beginning of period	$ 32.26	$ 32.74	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	0.75	2.19
Net realized and unrealized gain (loss) (b)	0.58	0.11	1.40
Total from investment operations	1.53	0.86	3.59
Net equalization credits and charges (a)	0.00(c)	(0.08)	0.24
Distributions to shareholders from:
Net investment income	(1.17)	(1.26)	(1.09)
Net asset value, end of period	$ 32.62	$ 32.26	$ 32.74
Total return (d)	4.87%	2.52%	12.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,732,078	$2,354,818	$3,200,634
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.16%(e)
Net expenses	0.13%	0.14%	0.07%(e)
Net investment income (loss)	2.94%	2.38%	6.82%(e)
Portfolio turnover rate (f)	7%	16%	5%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Period less than one year are not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 59.13	$ 47.78	$ 39.56	$ 39.89	$ 32.04
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.85	0.83	0.75	0.68
Net realized and unrealized gain (loss) (b)	16.17	11.35	8.22	(0.30)	7.86
Total from investment operations	17.10	12.20	9.05	0.45	8.54
Net equalization credits and charges (a)	0.04	(0.00)(c)	0.01	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.97)	(0.85)	(0.84)	(0.77)	(0.68)
Net asset value, end of period	$ 75.30	$ 59.13	$ 47.78	$ 39.56	$ 39.89
Total return (d)	29.14%	25.72%	23.13%	1.04%	26.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,959,484	$17,832,444	$13,003,829	$11,382,284	$13,854,341
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	1.37%	1.62%	1.91%	1.80%	1.85%
Portfolio turnover rate (e)	19%	4%	5%	5%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 53.05	$ 49.00	$ 43.29	$ 42.10	$ 37.36
Income (loss) from investment operations:
Net investment income (loss) (a)	1.76	1.69	1.62	1.57	1.49
Net realized and unrealized gain (loss) (b)	(0.28)	4.07	5.76	1.22	4.77
Total from investment operations	1.48	5.76	7.38	2.79	6.26
Net equalization credits and charges (a)	(0.04)	(0.01)	(0.03)	(0.04)	(0.03)
Distributions to shareholders from:
Net investment income	(1.81)	(1.70)	(1.64)	(1.56)	(1.49)
Net asset value, end of period	$ 52.68	$ 53.05	$ 49.00	$ 43.29	$ 42.10
Total return (c)	2.89%	11.88%	17.06%	6.51%	16.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,642,260	$7,775,414	$7,411,727	$6,639,689	$5,468,273
Ratios to average net assets:
Total expenses	0.13%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	3.37%	3.32%	3.40%	3.52%	3.67%
Portfolio turnover rate (d)	5%	2%	8%	4%	5%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2018, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
The Communication Services Select Sector SPDR Fund was formed on June 18, 2018 and commenced operations on June 19, 2018.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended September 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees.
The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2019, so that the annual Fund operating expenses of The Real Estate Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2019. The waiver and/or reimbursement may not be terminated prior to January 31, 2019, except with the approval of the Board. There were no expenses reimbursed by the Adviser during the reporting period for The Real Estate Select Sector SPDR Fund.
The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2022, so that the annual Fund operating expenses of The Communication Services Select Sector SPDR Fund are limited to no more than 0.1345% of the Fund’s average daily net assets (exclusive of non-recurring account fees and expenses). This contractual fee

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue such waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so after January 31, 2022. The waiver and/or reimbursement may not be terminated prior to January 31, 2022, except with the approval of the Board. The amount of expenses reimbursed by the Adviser during the reporting period for The Communication Services Select Sector SPDR Fund was $19,326.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as sub-administrator to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) Over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) Over $75 billion- $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) Over $100 billion -$400 billion of net assets of the Trust, 0.004% of average net assets; and (v) Over $400 billion of net assets of the Trust, 0.0025% of average net assets. The fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds.
Prior to January 1, 2018, the unitary fee was a sliding scale fee that also included fees paid to SSGA FM for administration services, it was calculated as follows: (i) 0.05% of average daily net assets up to the first $12.5 billion of net assets of the Trust; (ii) 0.015% of average daily net assets up to the next $12.5 billion of net assets of the Trust; (iii) 0.0075% of average daily net assets up to the next $93 billion of net assets of the Trust; (iv) 0.004% of average daily net assets up to the next $32 billion of net assets of the Trust; (v) 0.0030% of average daily net assets up to the next $50 billion of the net assets of the Trust; and (vi) 0.0020% of average daily net assets on the remainder of net assets of the Trust.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

4.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2018, the Board has limited each Fund’s 12b-1 fee to 0.035% of its average daily net assets through at least January 31, 2019. Prior to January 31, 2018, each applicable Fund's 12b-1 fee was limited to an annual rate of 0.040% of its average daily net assets.
License Fees
Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America Corporation (“BofA Merrill Lynch”), have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to BofA Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust over $50 billion (provided that Trust assets do not include assets that are held by accounts advised by BofA Merrill Lynch in an investment advisory program). The fees to S&P and BofA Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended September 30, 2018, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$ 49,896,705	$ 50,663,019
The Consumer Discretionary Select Sector SPDR Fund	3,360,607,122	3,116,765,002
The Consumer Staples Select Sector SPDR Fund	998,177,210	999,830,486
The Energy Select Sector SPDR Fund	1,442,319,748	1,408,619,289
The Financial Select Sector SPDR Fund	897,083,936	896,804,832
The Health Care Select Sector SPDR Fund	906,155,935	808,884,896
The Industrial Select Sector SPDR Fund	817,195,219	804,117,059
The Materials Select Sector SPDR Fund	796,512,134	785,475,118
The Real Estate Select Sector SPDR Fund	169,784,615	172,305,717
The Technology Select Sector SPDR Fund	3,896,828,239	3,859,459,275
The Utilities Select Sector SPDR Fund	385,849,091	378,978,079

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

For the period ended September 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$ 2,033,900,194	$ 4,836,865	$ 227,767
The Consumer Discretionary Select Sector SPDR Fund	12,477,023,099	11,332,579,442	2,393,046,208
The Consumer Staples Select Sector SPDR Fund	13,111,433,420	12,716,926,014	447,697,091
The Energy Select Sector SPDR Fund	11,389,628,208	11,273,304,096	912,709,880
The Financial Select Sector SPDR Fund	22,619,505,531	20,786,983,069	3,788,367,031
The Health Care Select Sector SPDR Fund	11,589,208,079	12,288,153,373	1,908,508,003
The Industrial Select Sector SPDR Fund	16,401,912,356	15,703,204,176	2,027,565,966
The Materials Select Sector SPDR Fund	6,452,497,946	5,955,182,154	436,712,336
The Real Estate Select Sector SPDR Fund	1,867,854,159	1,517,045,166	121,687,221
The Technology Select Sector SPDR Fund	18,776,437,252	18,431,518,365	4,181,682,488
The Utilities Select Sector SPDR Fund	13,754,005,374	13,812,418,645	313,881,478
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, REITs, expired capital loss carryforwards, equalization, and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
The Communication Services Select Sector SPDR Fund	$ 1,080,224	$—	$1,553,436	$ 2,633,660
The Consumer Discretionary Select Sector SPDR Fund	177,386,572	—	—	177,386,572
The Consumer Staples Select Sector SPDR Fund	247,305,066	—	—	247,305,066
The Energy Select Sector SPDR Fund	484,431,572	—	—	484,431,572
The Financial Select Sector SPDR Fund	556,478,187	—	—	556,478,187
The Health Care Select Sector SPDR Fund	258,645,776	—	—	258,645,776
The Industrial Select Sector SPDR Fund	234,789,999	—	—	234,789,999
The Materials Select Sector SPDR Fund	87,749,456	—	—	87,749,456
The Real Estate Select Sector SPDR Fund	89,715,446	—	—	89,715,446
The Technology Select Sector SPDR Fund	309,252,206	—	—	309,252,206
The Utilities Select Sector SPDR Fund	251,480,540	—	—	251,480,540
The tax character of distributions paid during the period ended September 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
The Consumer Discretionary Select Sector SPDR Fund	$ 183,068,428	$ —	$ 183,068,428
The Consumer Staples Select Sector SPDR Fund	244,187,449	—	244,187,449
The Energy Select Sector SPDR Fund	509,160,676	—	509,160,676
The Financial Select Sector SPDR Fund	390,504,087	—	390,504,087
The Health Care Select Sector SPDR Fund	252,388,527	—	252,388,527
The Industrial Select Sector SPDR Fund	212,336,521	—	212,336,521
The Materials Select Sector SPDR Fund	74,656,242	—	74,656,242
The Real Estate Select Sector SPDR Fund	94,128,585	—	94,128,585
The Technology Select Sector SPDR Fund	254,143,361	—	254,143,361
The Utilities Select Sector SPDR Fund	235,607,383	—	235,607,383
At September 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
The Communication Services Select Sector SPDR Fund	$ —	$ (1,508,717)	$—	$ 7,150,980	$—	$ 5,642,263
The Consumer Discretionary Select Sector SPDR Fund	15,361,408	(660,271,114)	—	1,379,219,909	—	734,310,203
The Consumer Staples Select Sector SPDR Fund	—	(400,952,391)	—	(793,638,266)	—	(1,194,590,657)
The Energy Select Sector SPDR Fund	5,334,497	(3,262,114,110)	—	(1,259,167,004)	—	(4,515,946,617)
The Financial Select Sector SPDR Fund	—	(334,486,616)	—	370,421,521	—	35,934,905
The Health Care Select Sector SPDR Fund	—	(413,904,244)	—	1,486,255,908	—	1,072,351,664
The Industrial Select Sector SPDR Fund	—	(412,690,142)	—	(363,812,516)	—	(776,502,658)
The Materials Select Sector SPDR Fund	69,461	(647,488,175)	—	(424,501,524)	—	(1,071,920,238)
The Real Estate Select Sector SPDR Fund	—	(39,042,126)	—	(155,068,885)	—	(194,111,011)
The Technology Select Sector SPDR Fund	—	(862,956,812)	—	3,262,258,482	—	2,399,301,670

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
The Utilities Select Sector SPDR Fund	$9,280,228	$(425,171,239)	$—	$(600,391,719)	$—	(1,016,282,730)
As of September 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
The Communication Services Select Sector SPDR Fund	$ —	$ 1,508,717	$ —
The Consumer Discretionary Select Sector SPDR Fund	41,068,081	165,446,377	453,756,656
The Consumer Staples Select Sector SPDR Fund	7,952,209	35,287,810	357,712,372
The Energy Select Sector SPDR Fund	120,300,080	270,683,725	2,871,130,305
The Financial Select Sector SPDR Fund	5,257,095	194,218,479	135,011,042
The Health Care Select Sector SPDR Fund	—	138,159,611	275,744,633
The Industrial Select Sector SPDR Fund	27,687,839	75,834,179	309,168,124
The Materials Select Sector SPDR Fund	159,773,879	122,163,513	365,550,783
The Real Estate Select Sector SPDR Fund	—	30,977,495	8,064,631
The Technology Select Sector SPDR Fund	61,133,352	198,142,651	603,680,809
The Utilities Select Sector SPDR Fund	104,752,494	38,943,943	281,474,802

** Must be utilized prior to losses subject to expiration.
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 2,027,731,544	$ 30,220,752	$ 23,069,772	$ 7,150,980
The Consumer Discretionary Select Sector SPDR Fund	14,875,156,284	2,095,187,702	715,967,793	1,379,219,909
The Consumer Staples Select Sector SPDR Fund	10,015,467,540	117,384,416	911,022,682	(793,638,266)
The Energy Select Sector SPDR Fund	19,720,158,371	789,190,038	2,048,357,043	(1,259,167,005)
The Financial Select Sector SPDR Fund	30,661,632,960	1,315,994,584	945,573,063	370,421,521
The Health Care Select Sector SPDR Fund	18,135,247,596	2,394,695,359	908,439,451	1,486,255,908
The Industrial Select Sector SPDR Fund	13,416,181,739	646,792,778	1,010,605,294	(363,812,516)
The Materials Select Sector SPDR Fund	4,967,781,285	48,461,459	472,962,983	(424,501,524)
The Real Estate Select Sector SPDR Fund	2,884,822,880	55,240,469	210,309,354	(155,068,885)
The Technology Select Sector SPDR Fund	19,705,244,257	3,500,458,717	238,200,235	3,262,258,482
The Utilities Select Sector SPDR Fund	8,232,338,322	28,009,073	628,400,792	(600,391,719)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Consumer Discretionary Select Sector SPDR Fund	$ 89,490,551	$ 41,766,139	$ 50,223,652	$ 91,989,791
The Consumer Staples Select Sector SPDR Fund	98,304,568	—	100,211,056	100,211,056
The Energy Select Sector SPDR Fund	4,852,779	—	4,943,047	4,943,047
The Financial Select Sector SPDR Fund	9,911,150	—	10,204,431	10,204,431
The Health Care Select Sector SPDR Fund	4,052,167	—	4,206,699	4,206,699
The Industrial Select Sector SPDR Fund	125,759,891	118,858,872	10,302,432	129,161,304
The Materials Select Sector SPDR Fund	84,117,035	—	86,831,575	86,831,575
The Real Estate Select Sector SPDR Fund	8,630,213	—	8,684,825	8,684,825
The Technology Select Sector SPDR Fund	624,232,024	12,356,093	628,044,608	640,400,701
The Utilities Select Sector SPDR Fund	14,548,153	—	14,651,900	14,651,900

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2018:
		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	$ 41,766,139	$—	$—	$—	$ 41,766,139	$ 41,766,139
The Industrial Select Sector SPDR Fund	Common Stocks	118,858,872	—	—	—	118,858,872	118,858,872
The Technology Select Sector SPDR Fund	Common Stocks	12,356,093	—	—	—	12,356,093	12,356,093
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds. The impact would most likely be limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (The “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of the Select Sector SPDR Trust and Shareholders of each of the funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of each of the funds listed below (constituting the Select Sector SPDR Trust, hereafter collectively referred to as the "Funds") as of September 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The Communication Services Select Sector SPDR Fund (2)
The Consumer Discretionary Select Sector SPDR Fund (1)
The Consumer Staples Select Sector SPDR Fund (1)
The Energy Select Sector SPDR Fund (1)
The Financial Select Sector SPDR Fund (1)
The Health Care Select Sector SPDR Fund (1)
The Industrial Select Sector SPDR Fund (1)
The Materials Select Sector SPDR Fund (1)
The Real Estate Select Sector SPDR Fund (1)
The Technology Select Sector SPDR Fund (1)
The Utilities Select Sector SPDR Fund (1)
(1) Statement of operations for the year ended September 30, 2018 and statements of changes in net assets for the years ended September 30, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period June 18, 2018 (inception date) through September 30, 2018
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopersLLP
Boston, Massachusetts
November 21, 2018
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
September 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
The Communication Services Select Sector SPDR Fund	0.13%	$ 982.20	$0.37(b)	$1,024.40	$0.66
The Consumer Discretionary Select Sector SPDR Fund	0.13	1,163.10	0.70(a)	1,024.40	0.66
The Consumer Staples Select Sector SPDR Fund	0.13	1,040.00	0.66(a)	1,024.40	0.66
The Energy Select Sector SPDR Fund	0.13	1,138.80	0.70(a)	1,024.40	0.66
The Financial Select Sector SPDR Fund	0.13	1,010.00	0.66(a)	1,024.40	0.66
The Health Care Select Sector SPDR Fund	0.13	1,179.60	0.71(a)	1,024.40	0.66
The Industrial Select Sector SPDR Fund	0.13	1,064.30	0.67(a)	1,024.40	0.66
The Materials Select Sector SPDR Fund	0.13	1,027.20	0.66(a)	1,024.40	0.66
The Real Estate Select Sector SPDR Fund	0.13	1,069.90	0.67(a)	1,024.40	0.66
The Technology Select Sector SPDR Fund	0.13	1,158.70	0.70(a)	1,024.40	0.66
The Utilities Select Sector SPDR Fund	0.13	1,061.70	0.67(a)	1,024.40	0.66
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
(b)	Actual period is from commencement of operations 6/19/2018.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.sectorspdrs.com.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-Sector-ETF (1-866-732-8673) (toll free) or (ii) on the SEC’s website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.sectorspdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (1-866-732-8673).
Approval of Advisory Agreement
At an in-person meeting held on May 10, 2018 (the “May Meeting”), the Board of Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended effective April 19, 2017 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to each series of the Trust (each a “Fund” and collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel during a meeting held on April 10, 2018 (the “April Meeting”) to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. The April Meeting included a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting, during which the Independent Trustees also met separately with their independent legal counsel. In deciding whether to renew the Agreement, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits and other benefits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect a sharing of any such economies of scale.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust, as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality during the past year, and could be expected to remain so.
Investment Performance of the Funds
The Trustees noted that, in view of the distinctive investment objective of each Fund, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the April Meeting and at the May Meeting, and upon reports provided to the Trustees by the Adviser throughout the preceding year, the Trustees determined that the Funds had tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were among the lowest of all of their direct competitors, and had been trending lower. Accordingly, they concluded that the performance of each Fund was satisfactory.
Profitability to the Adviser and its Affiliates
The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees received data on the Funds’ profitability to the Adviser for calendar year 2017 as well as 2016 profitability data, along with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.
Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust and that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator, Transfer Agent and Custodian, as well as Securities Lending Agent. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits or will derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
On the basis of their discussions with management and their analysis of information provided at and prior to the May Meeting, the Trustees determined that the nature of the Funds and their operations is such that the potential exists for the Adviser to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, and that the Adviser had agreed most recently to amend the Agreement effective June 1, 2014, to add a breakpoint at $100 billion of ..0285%, a breakpoint at $150 billion of .0271% and a breakpoint at $200 billion of .0256%.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The Independent Trustees also noted that State Street had agreed to continue to the same aggregate fee schedule for sub-administration, transfer agency and custody services for the Funds which existed prior to the Adviser assuming administration services on June 1, 2015. Furthermore, the Trustees took into consideration the fact that State Street had agreed to amend its agreements as Administrator, Transfer Agent and Custodian for the Trust to add additional breakpoints effective May 1, 2017.
Comparison of Fees and Expense Ratios
In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided: (1) data from Broadridge Financial Solutions, Inc. (“Broadridge”) on peer sector funds, and (2) data obtained from a Broadridge database of peer sector funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to such clients, including the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds and accounts was limited. Moreover, they noted that because many ETFs pay a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases where a Fund’s advisory fee covered only advisory services, as reflected in the materials, it’s fee may appear to be low relative to its ETF peers. The Trustees then reviewed comparable expense ratios and noted that the overall expense ratio of each Fund was among the lowest of its domestic sector ETF peers, but also noted that each Fund (other than The Real Estate Select Sector SPDR® Fund) continued to be larger than all of its ETF sector peers. The Independent Trustees noted that this had prompted them to request, in connection with their 2010 annual review of the Agreement and contracts with the Adviser’s affiliate, State Street, that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that the Adviser and State Street had agreed to changes to the fee schedules for the benefit of shareholders, effective February 1, 2011, as noted above. The Trustees noted that in light of further asset growth, the Adviser had agreed to additional breakpoints under the Agreement effective June 1, 2014 and under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement effective May 1, 2017, as noted above. The Trustees noted that at current asset levels, shareholders are benefiting from these breakpoints and should continue to benefit in the future with additional growth in assets. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.
Conclusion
Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the continuance of the Agreement with respect to the Funds. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees paid reflected a sharing of economies of scale with the Funds.
Investment Advisory Agreement for The Communication Services Select Sector SPDR® Fund
At an in-person meeting held on May 10, 2018 (the “ May Meeting”), the Board of Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended effective April 19, 2017 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to The Communication Services Select Sector SPDR® Fund, a new series of the Trust (the “New Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel during a meeting held on April 10, 2018 (the “April Meeting”) to consider the Agreement with respect to the New Fund and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

independent legal counsel on their behalf. Additionally, at the May Meeting, the Trustees considered renewal of the Agreement with respect to the other ten series of the Trust (collectively, with the New Fund, the “Funds”), and in connection with that consideration, they reviewed information presented by the Adviser, State Street and others related to the services that the Adviser will be providing to the New Fund under the Agreement. The April Meeting included a presentation regarding the Funds, including the New Fund, by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting, during which the Independent Trustees also met separately with their independent legal counsel. In deciding whether to approve the Agreement for the New Fund, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services to be provided by the Adviser under the Agreement, (ii) the investment performance of the other ten series of the Trust, (iii) the costs to the Adviser of its services and the profits and other benefits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect a sharing of any such economies of scale.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust with regard to services currently provided by the Adviser as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the Agreement, including with respect to the New Fund. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the portfolios of the other series of the Trust, in monitoring and securing compliance by each other series of the Trust with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the New Fund could be expected to be appropriate and of high quality.
Investment Performance of the Funds
The Trustees noted that, in view of the distinctive investment objective of the New Fund, the investment performance of the Funds in absolute terms will not be of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which the New Fund will achieve its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the April Meeting and at the May Meeting, and upon reports provided to the Trustees by the Adviser throughout the preceding year, the Trustees determined that the other series of the Trust had tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratio of the New Fund is expected to be among the lowest of all its direct competitors. Accordingly, they concluded that the performance of the New Fund could be expected to be satisfactory.
Profitability to the Adviser and its Affiliates

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The Trustees considered the profitability of the advisory arrangement with the Trust to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the other series of the Trust. The Trustees received data on the Funds’ profitability to the Adviser for the other ten series of the Trust for calendar year 2017 as well as 2016 profitability data, along with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the other series of the Trust. The Trustees noted that the fees to be paid to the Adviser and to State Street will be calculated based on the aggregate net assets of all of Funds, and then allocated pro rata to each Fund based on relative net assets. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee to be paid by the New Fund to be excessive.
Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust and that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator, Transfer Agent and Custodian, as well as Securities Lending Agent, and that at the May Meeting, the Trustees approved the Adviser and State Street serving in these roles for the New Fund. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust or will derive other benefits from their relationships with the Funds, including the New Fund, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
On the basis of their discussions with management and their analysis of information provided at and prior to the May Meeting, the Trustees determined that the nature of the New Fund and the other series of the Trust and their operations is such that the potential exists for the Adviser to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, including the New Fund, by virtue of breakpoints in the respective fee schedules of the Adviser and State Street.
Comparison of Fees and Expense Ratios
In order better to evaluate the New Fund’s proposed advisory fee, and noting that all Funds pay the same advisory fee rates under the Agreement, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data from Broadridge Financial Solutions, Inc. (“Broadridge”) on peer sector funds, and (2) data obtained from a Broadridge database of peer sector funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to such clients, including the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds and accounts was limited. Moreover, they noted that because many ETFs pay a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases where a Fund’s proposed advisory fee covered only advisory services, as reflected in the materials, it’s fee may appear to be low relative to its ETF peers. The Trustees then reviewed comparable expense ratios and noted that, pursuant to an expense limitation agreement agreed to by the Adviser, the overall expense ratio of the New Fund would be among the lowest of its domestic sector ETF peers. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.
Conclusion

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the Agreement for the New Fund. In deciding to approve the Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors. They reasoned that, considered in themselves, the nature and extent of the services to be provided by the Adviser were expected to be appropriate, that the performance of the other series of the Trust had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for the New Fund, the Trustees determined that the fees, considered in relation to the services to be provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules and the expense cap agreement that will be in place for two years, the fees to be paid reflected a sharing of economies of scale with the New Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CHERYL BURGERMEISTER c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1951	Trustee, Chairman of the Board, Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired; Finance Committee Member, Portland Community College Foundation (January 2001 to present); CPA (Retired).	11	Director, Chair of
Audit Committee
and Member of the
Nominating and
Governance
Committee,
Russell Funds
Complex; Lead
Independent
Director and
Member of the
Audit and
Nominating and
Governance
Committees,
ALPS Series Trust
					(2012 to 2016).
GEORGE R. GASPARI c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1940	Trustee, Chairman of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired Financial Services Consultant (1996 to 2012).	11	Director and Member of the Audit Committee, Liberty All-Star Growth Fund, Inc.; Trustee and Member of the Audit Committee, Liberty All-Star Equity Fund.
ASHLEY T. RABUN c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1952	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee	Term: Indefinite Appointed: October 2015	Retired; President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 to 2015).	11	Chairperson of the Board and Member of the Audit, Nominating and Valuation Committees, Investment Managers Series Trust.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
ERNEST J. SCALBERG c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1945	Trustee, Member of the Audit Committee, Chairman of the Nominating and Governance Committee	Term: Indefinite Elected: October 1998	Retired; Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to 2014).	11	Chairman of the
Board and
Chairman of the
Audit Committee
of Principal Real
Estate Income
Fund; Director and
Member of the
Audit and
Nominating
Committees, db-X
Exchange-Traded
Funds Inc. (2007-
2015); Chairman
of the Board of the
Foundation,
International
University in
Geneva (IUG),
Switzerland.
R. CHARLES TSCHAMPION c/o The Select Sector SPDR Trust One Iron Street Boston, MA 02210 1946	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee, Chair of the Business Continuity Management Team	Term: Indefinite Elected: October 1998	Retired; Director, Special Projects, CFA Institute (2010 to 2014); Director, Industry Relations, CFA Institute (2005 to 2010).	11	Trustee Emeritus
of Lehigh
University;
Director and
Member of the
Audit and
Nominating
Committees, db-X
Exchange-Traded
Funds,
Inc. (2007 –
2015); Director,
Real Estate
Information
Standards Board
(2007-2013).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Trustee	Term: Indefinite Appointed: November 2005	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	195	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an “interested person” of the Trust, as defined in the 1940 Act, because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President and Principal Executive Officer	Term: Indefinite Elected: May 2013	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Indefinite Elected: February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Treasurer and Principal Financial Officer	Term: Indefinite Elected: November 2007	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Deputy Treasurer	Term: Indefinite Elected: April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Deputy Treasurer	Term: Indefinite Elected: February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Indefinite Elected: February 2017	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Indefinite Elected: November 2017	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011—July 2016);Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Indefinite Elected: February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Indefinite Elected: February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Indefinite Elected: May 2017	Vice President, SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Indefinite Elected: February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2005 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 1967	Secretary	Term: Indefinite Elected: November 2013	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street, Floor 7 Mail Stop SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Indefinite Elected: May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during the noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.

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TRUSTEES
Cheryl Burgermeister, Chairperson
George R. Gaspari
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion
INVESTMENT MANAGER AND ADMINISTRATOR
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
DISTRIBUTOR
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)
SPDRSSAR

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3.  Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Cheryl Burgermeister, George Gaspari, Ernest Scalberg and R. Charles Tschampion are the registrant’s audit committee financial experts. The Board has determined that each of the foregoing persons is “independent” in that, (i) other than in his or her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, he or she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) he or she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ended September 30, 2018 and September 30, 2017, the aggregate audit fees billed for professional services rendered by the principal accountant were $181,698 and $170,698, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR; and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ended September 30, 2018 and September 30, 2017, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ended September 30, 2018 and September 30, 2017, the aggregate tax fees billed for professional services rendered by the principal accountant were $92,840 and $90,950, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2018 and September 30, 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees; or*

b.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.**

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2017 and December 31, 2016 were approximately $12,773,210 and $4,919,389, respectively. Such information is not readily available on a fiscal year basis.

*

De Minimis Exceptions to Pre-Approval Requirements: Pre-approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

**

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under section (b) as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity for which services are approved under section (b) (i.e., the investment adviser or any control person).

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5.  Disclosure of Audit Committees for Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Cheryl Burgermeister, George Gaspari, Ashley T. Rabun, Ernest Scalberg and R. Charles Tschampion.

Item 6.  Schedule of Investments.

(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.  Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.  Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)    Not applicable to the registrant.

(a)(4)    Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham
Date:	Ellen M. Needham President and Principal Executive Officer December 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Date:	Ellen M. Needham President and Principal Executive Officer December 4, 2018

By:	/s/ Chad C. Hallett
Date:	Chad C. Hallett Treasurer and Principal Financial Officer December 4, 2018